united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices)
(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive. Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Absolute Capital Opportunities Fund

Institutional Shares (CAPOX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Absolute Capital Opportunities Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_capital_opportunities_fund_capox/#fundliterture. You can also request this information by contacting us at (888) 992-2765. This report describes changes to the Fund that occured during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$145	1.48%

How did the Fund perform during the reporting period?

The Fund returned -4.53% for the year ended March 31, 2026. By comparison, the S&P 500 Index returned 17.80%.

The Fund maintained significant index hedges against a long portfolio over the period. This positioning allowed the Fund to isolate the relative attractiveness of its single name long portfolio over the broad equity market, such as the S&P 500 Index. Fund performance was impacted by its value-based long portfolio under-performing the index hedges, which have sensitivity to both value and growth stocks.

How has the Fund performed over the last ten years?

Total Return Based on $25,000 Investment

Table Summary
	Absolute Capital Opportunities Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Dec-2015	$25,000	$25,000	$25,000
Mar-2016	$25,525	$24,223	$25,099
Mar-2017	$27,425	$25,654	$29,409
Mar-2018	$31,300	$27,795	$33,523
Mar-2019	$30,743	$26,367	$36,707
Mar-2020	$31,812	$23,879	$34,146
Mar-2021	$33,534	$29,582	$53,387
Mar-2022	$31,831	$32,221	$61,740
Mar-2023	$30,096	$31,537	$56,968
Mar-2024	$33,398	$34,582	$73,991
Mar-2025	$33,726	$36,142	$80,097
Mar-2026	$32,197	$39,104	$94,357

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Absolute Capital Opportunities Fund - Institutional Shares	-4.53%	-0.81%	2.35%
HFRX Equity Hedge Index	8.20%	5.74%	4.91%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 992-2765.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
20.4%
Money Market Funds
14.9%
Financials
13.2%
Industrials
12.4%
Health Care
11.0%
Consumer Discretionary
10.7%
Communications
8.8%
Consumer Staples
4.4%
Energy
4.4%
Options Purchased
3.3%
Liabilities in Excess of Other Assets
-3.5%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.5%
Options Purchased	3.3%
Energy	4.4%
Consumer Staples	4.4%
Communications	8.8%
Consumer Discretionary	10.7%
Health Care	11.0%
Industrials	12.4%
Financials	13.2%
Money Market Funds	14.9%
Technology	20.4%

Fund Statistics

  Net Assets$53,886,889
  Number of Portfolio Holdings57
  Advisory Fee (net of waivers)$564,356
  Portfolio Turnover38%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus dated August 1, 2025, as supplemented February 19, 2026, which is available at www.sec.gov or upon request at 1-855-233-8300.

Effective January 1, 2026, Kovitz Investment Group Partners, LLC is no longer the sub-adviser for the Fund and Focus Financial Partners, LLC is the sub-adviser of the Fund. The personnel who serviced the Fund and the sub-advisory services provided to the Fund did not change except that Mark Rosland and Rege Eisaman became portfolio managers of the Fund and assumed responsibility for making investment decisions of the Fund.

Absolute Capital Opportunities Fund - Institutional Shares (CAPOX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/absolute_capital_opportunities_fund_capox/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-CAPOX

Absolute CEF Opportunities

Institutional Shares (ACEFX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Absolute CEF Opportunities (the "Fund") for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute-cef-opportunities/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$478	4.57%

How did the Fund perform during the reporting period?

On October 22, 2024, the Fund changed its name from Absolute Strategies Fund to Absolute CEF Opportunities and commenced pursuing the Fund’s investment objective by primarily investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly traded closed-end funds (“CEFs”), including buying securities issued by CEFs, or selling short CEF securities.

The Fund returned 9.18% for the year ended March 31, 2026. By comparison, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the S&P 500 Index returned 17.80%.

The strategy maintained a net long bias with a mix of equity and fixed-income closed-end funds. Relative value trades and event driven trades both contributed to performance.

How has the Fund performed over the last ten years?

Total Return Based on $25,000 Investment

Table Summary
	Absolute CEF Opportunities - Institutional Shares	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	HFRX Global Hedge Fund Index	MSCI World Index
Mar-2016	$25,000	$25,000	$25,000	$25,000	$25,000
Mar-2017	$24,149	$29,293	$25,110	$26,548	$28,692
Mar-2018	$23,074	$33,392	$25,412	$27,399	$32,591
Mar-2019	$22,330	$36,563	$26,551	$26,491	$33,899
Mar-2020	$23,121	$34,011	$28,923	$26,124	$30,377
Mar-2021	$21,741	$53,177	$29,128	$30,343	$46,791
Mar-2022	$20,011	$61,497	$27,919	$30,631	$51,526
Mar-2023	$19,813	$56,745	$26,583	$29,681	$47,908
Mar-2024	$18,700	$73,701	$27,035	$31,372	$59,936
Mar-2025	$17,660	$79,782	$28,354	$32,385	$64,155
Mar-2026	$19,281	$93,986	$29,587	$34,317	$76,279

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Absolute CEF Opportunities - Institutional Shares	9.18%	-2.37%	-2.56%
S&P 500® Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
HFRX Global Hedge Fund Index	5.97%	2.49%	3.22%
MSCI World Index	18.90%	10.27%	11.80%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 992-2765.

What did the Fund invest in?

Investment Type of Net Assets (% of net assets)

Closed End Funds
118.1%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-18.5%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-18.5%
Money Market Funds	0.4%
Closed End Funds	118.1%

Fund Statistics

  Net Assets$5,669,224
  Number of Portfolio Holdings60
  Advisory Fee (net of waivers)$0
  Portfolio Turnover389%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Absolute CEF Opportunities - Institutional Shares (ACEFX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/absolute-cef-opportunities/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-ACEFX

Absolute Convertible Arbitrage Fund

Institutional Shares (ARBIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Absolute Convertible Arbitrage Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$136	1.31%

How did the Fund perform during the reporting period?

The Fund’s Institutional shares returned 7.86% for the year ended March 31, 2026. By comparison, the S&P 500 Index returned 17.80%.

The Fund’s performance for the period matched expectations with price appreciation, interest rates, and equity volatility all contributing to returns.

The convertible bond market was influenced by a calendar year 2025 that marked a record for U.S. convertible issuance, with $119 billion of new securities coming to market. Market participants expect new issuance to remain elevated in 2026 and beyond. With credit spreads still near historic tights and pockets of stock-specific volatility remaining robust, issuers continue to achieve meaningful coupon savings by issuing convertibles versus straight debt. In addition, approximately $150 billion of convertible securities are set to mature over the next three years, increasing the likelihood of refinancing-driven issuance.

How has the Fund performed over the last ten years?

Total Return Based on $25,000 Investment

Table Summary
	Absolute Convertible Arbitrage Fund - Institutional Shares	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Convertible Arbitrage Index
Mar-2016	$25,000	$25,000	$25,000	$25,000
Mar-2017	$28,383	$29,293	$25,110	$27,397
Mar-2018	$30,071	$33,392	$25,412	$28,687
Mar-2019	$31,259	$36,563	$26,551	$28,646
Mar-2020	$31,628	$34,011	$28,923	$28,197
Mar-2021	$35,776	$53,177	$29,128	$35,371
Mar-2022	$36,180	$61,497	$27,919	$34,372
Mar-2023	$36,651	$56,745	$26,583	$32,347
Mar-2024	$38,934	$73,701	$27,035	$35,127
Mar-2025	$41,806	$79,782	$28,354	$37,182
Mar-2026	$45,094	$93,986	$29,587	$41,073

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Absolute Convertible Arbitrage Fund - Institutional Shares	7.86%	4.74%	6.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
HFRX Fixed Income Convertible Arbitrage Index	10.47%	3.03%	5.09%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 992-2765.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.2%
Money Market Funds
18.3%
Health Care
11.5%
Industrials
10.2%
Consumer Discretionary
5.9%
Financials
5.5%
Energy
4.5%
Communications
2.6%
Materials
2.4%
Mutual Funds
2.1%
Consumer Staples
1.3%
Utilities
1.0%
Real Estate
0.2%
Other Assets in Excess of Liabilities
2.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Real Estate	0.2%
Utilities	1.0%
Consumer Staples	1.3%
Mutual Funds	2.1%
Materials	2.4%
Communications	2.6%
Energy	4.5%
Financials	5.5%
Consumer Discretionary	5.9%
Industrials	10.2%
Health Care	11.5%
Money Market Funds	18.3%
Technology	32.2%

Fund Statistics

  Net Assets$1,505,415,038
  Number of Portfolio Holdings251
  Advisory Fee (net of waivers)$13,059,212
  Portfolio Turnover24%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Absolute Convertible Arbitrage Fund - Institutional Shares (ARBIX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-ARBIX

Absolute Convertible Arbitrage Fund

Investor Shares (ARBOX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Absolute Convertible Arbitrage Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$162	1.56%

How did the Fund perform during the reporting period?

The Fund’s Investor shares returned 7.53% for the year ended March 31, 2026. By comparison, the S&P 500 Index returned 17.80%.

The Fund’s performance for the period matched expectations with price appreciation, interest rates, and equity volatility all contributing to returns.

The convertible bond market was influenced by a calendar year 2025 that marked a record for U.S. convertible issuance, with $119 billion of new securities coming to market. Market participants expect new issuance to remain elevated in 2026 and beyond. With credit spreads still near historic tights and pockets of stock-specific volatility remaining robust, issuers continue to achieve meaningful coupon savings by issuing convertibles versus straight debt. In addition, approximately $150 billion of convertible securities are set to mature over the next three years, increasing the likelihood of refinancing-driven issuance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Absolute Convertible Arbitrage Fund - Investor Shares	Bloomberg U.S. Aggregate Bond Index	HFRX Fixed Income Convertible Arbitrage Index	S&P 500® Index
Feb-2021	$10,000	$10,000	$10,000	$10,000
Mar-2021	$9,947	$9,958	$9,930	$10,390
Mar-2022	$10,033	$9,544	$9,649	$12,015
Mar-2023	$10,135	$9,088	$9,081	$11,087
Mar-2024	$10,746	$9,242	$9,861	$14,399
Mar-2025	$11,512	$9,693	$10,438	$15,588
Mar-2026	$12,378	$10,115	$11,530	$18,363

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (February 25, 2021)
Absolute Convertible Arbitrage Fund - Investor Shares	7.53%	4.47%	4.28%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.22%
HFRX Fixed Income Convertible Arbitrage Index	10.47%	3.03%	2.84%
S&P 500® Index	17.80%	12.06%	12.67%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 992-2765.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Real Estate	0.2%
Utilities	1.0%
Consumer Staples	1.3%
Mutual Funds	2.1%
Materials	2.4%
Communications	2.6%
Energy	4.5%
Financials	5.5%
Consumer Discretionary	5.9%
Industrials	10.2%
Health Care	11.5%
Money Market Funds	18.3%
Technology	32.2%

Fund Statistics

  Net Assets$1,505,415,038
  Number of Portfolio Holdings251
  Advisory Fee (net of waivers)$13,059,212
  Portfolio Turnover24%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Absolute Convertible Arbitrage Fund - Investor Shares (ARBOX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-ARBOX

Absolute Flexible Fund

Institutional Shares (FLXIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Absolute Flexible Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/flexible-fund/#fundliterture. You can also request this information by contacting us at (888) 992-2765.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$159	1.50%

How did the Fund perform during the reporting period?

The Fund returned 12.32% for the year ended March 31, 2026. By comparison, the Bloomberg U.S. Aggregate Bond Index returned 4.35% and the S&P 500 Index returned 17.80%.

The Fund utilizes a flexible approach to investing in convertible bonds where the exposure can range from long only to partially hedged to fully delta hedged. Delta hedging attempts to remove the equity sensitivity from the convertible bonds.

The Fund’s performance benefited from a handful of top performing names where individual equity moves led to strong gamma trading profit. The top 5 profitable names contributed about 50% to the Fund’s performance, which is consistent with the Fund’s approach with a concentrated portfolio.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Table Summary
	Absolute Flexible Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Jun-2022	$25,000	$25,000	$25,000
Mar-2023	$26,342	$24,976	$27,495
Mar-2024	$27,965	$25,401	$35,711
Mar-2025	$29,877	$26,640	$38,657
Mar-2026	$33,557	$27,798	$45,540

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (June 30, 2022)
Absolute Flexible Fund - Institutional Shares	12.32%	8.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	2.87%
S&P 500® Index	17.80%	17.34%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 992-2765.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
51.0%
Health Care
14.5%
Industrials
6.5%
Consumer Discretionary
6.0%
Energy
5.7%
Money Market Funds
5.1%
Communications
4.8%
Financials
1.4%
Other Assets in Excess of Liabilities
5.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Financials	1.4%
Communications	4.8%
Money Market Funds	5.1%
Energy	5.7%
Consumer Discretionary	6.0%
Industrials	6.5%
Health Care	14.5%
Technology	51.0%

Fund Statistics

  Net Assets$32,470,424
  Number of Portfolio Holdings65
  Advisory Fee (net of waivers)$266,988
  Portfolio Turnover73%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Absolute Flexible Fund - Institutional Shares (FLXIX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/flexible-fund/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-FLXIX

Absolute Select Value ETF

(ABEQ) NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Absolute Select Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/#fundliterture. You can also request this information by contacting us at (833) 267-3383.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Absolute Select Value ETF	$93	0.85%

How did the Fund perform during the reporting period?

The Fund generated a 12.26% return for the period. By comparison, the S&P 500 Index returned 17.80%.

The Fund’s performance was derived from a concentrated group of equities that exhibit strong cash flow generation and attractive valuations.

We believe the Fund is well positioned to take advantage of opportunities ignored by those investing in index funds. Value investors do not need to predict market movements. The same passive flows that have inflated the prices of the largest index constituents have simultaneously starved capital from well-run companies in sectors like energy, staples, industrials, and materials - businesses with real earnings power, durable competitive advantages, and valuations that reflect pessimism rather than fundamentals. By focusing on these overlooked companies, active value investors can acquire productive assets at a discount precisely because no index algorithm is bidding them up. The biggest risk today is the gradual realization among market participants that their expectations have been too optimistic and that current market levels will not deliver the promised investment returns. Slowly at first, passive investors may realize that they bid prices up too high and that, even in the best circumstances, these valuations will not generate the returns they expect. The opportunities, as always, lie where the crowd is not looking.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Select Value ETF - NAV
S&P 500® Index
Russell 1000® Value Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,598
$17,771
$16,321
Jan-2020
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Absolute Select Value ETF - NAV	S&P 500® Index	Russell 1000® Value Index
Jan-2020	$10,000	$10,000	$10,000
Mar-2020	$8,056	$7,816	$7,256
Mar-2021	$10,555	$12,220	$11,325
Mar-2022	$12,102	$14,132	$12,647
Mar-2023	$11,469	$13,040	$11,899
Mar-2024	$12,777	$16,936	$14,310
Mar-2025	$14,539	$18,334	$15,338
Mar-2026	$16,321	$21,598	$17,771

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (January 21, 2020)
Absolute Select Value ETF - NAV	12.26%	9.11%	8.23%
S&P 500® Index	17.80%	12.06%	13.24%
Russell 1000® Value Index	15.87%	9.43%	9.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (833) 267-3383 or visit https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/ for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Health Care	3.8%
Communications	4.3%
Consumer Staples	6.5%
Industrials	9.8%
Financials	10.2%
Materials	13.5%
Energy	18.3%
U.S. Treasury Obligations	30.7%

Country Weighting (% of net assets)

Table Summary
Value	Value
Ireland	3.8%
United Kingdom	4.7%
Canada	12.0%
United States	76.6%

Fund Statistics

  Net Assets$140,544,644
  Number of Portfolio Holdings18
  Advisory Fee (net of waivers)$740,620
  Portfolio Turnover38%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Absolute Select Value ETF (ABEQ)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/#fundliterture), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-ABEQ

Dean Equity Income Fund

 (DAEIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Dean Equity Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Equity Income Fund	$73	0.70%

How did the Fund perform during the reporting period?

The Fund returned 9.00% for the fiscal year ended March 31, 2026, compared to 17.74% for its primary benchmark, the Russell 1000® Index. The macro environment was unfavorable for the Fund relative to the benchmark, as the Fund was underweight stocks with higher beta, price volatility, and momentum. On the other hand, higher dividend yield and more profitable security positioning were additive to relative performance.

The Fund’s best-performing sectors relative to the benchmark were Health Care and Financials. In Health Care, the Fund’s overweight positioning in pharmaceuticals and underweight in health care equipment & services were the key performance drivers. Strong stock selection also contributed to the performance. In Financials, the Fund’s underweight positioning was beneficial, and stock selection also outperformed the benchmark.

The Fund’s weakest sectors relative to the benchmark were Technology and Industrials. Sector allocation detracted from results, as the Fund was underweight these outperforming sectors. Stock selection in both sectors also lagged.

Johnson & Johnson (JNJ) was the Fund’s top contributor. JNJ, a pharmaceutical and medtech company, benefited from their oncology franchise’s strong operational growth, a successful pivot in MedTech toward high-growth cardiovascular equipment, and defensive sector rotation amid broad stock market volatility. Integrated energy major Chevron (CVX) was the second-largest contributor, aided by record production levels and a sharp surge in oil prices amid heightened geopolitical tensions involving Iran.

The largest detractors from performance were Paychex (PAYX) and Amdocs (DOX). PAYX shares fell as the stock was impacted by a broad AI-driven de-rating of traditional payroll software businesses amid investor concerns that large language models could displace the compliance, payroll, and HR workflow services. DOX’s weakness was similarly driven by investor fears that AI could ultimately disrupt and displace traditional enterprise software business models.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dean Equity Income Fund
Russell 1000® Index
Russell 1000® Value Index
$20,000
$15,000
$10,000
$5,000
$0
$17,023
$14,693
$12,688
Nov-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Dean Equity Income Fund	Russell 1000® Index	Russell 1000® Value Index
Nov-2022	$10,000	$10,000	$10,000
Mar-2023	$9,734	$10,325	$9,838
Mar-2024	$10,555	$13,409	$11,831
Mar-2025	$11,640	$14,458	$12,681
Mar-2026	$12,688	$17,023	$14,693

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 22, 2022)
Dean Equity Income Fund	9.00%	7.36%
Russell 1000® Index	17.74%	17.19%
Russell 1000® Value Index	15.87%	12.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 899-8343 or visit https://deanmutualfunds.com/equity-income-fund/ for updated performance information.

Fund Statistics

Table Summary
Net Assets	$82,360,070
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$348,410
Portfolio Turnover	30%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
14.6%
Consumer Staples
13.3%
Utilities
12.8%
Health Care
10.8%
Industrials
10.1%
Real Estate
9.1%
Energy
8.5%
Communications
5.7%
Technology
5.3%
Materials
5.0%
Consumer Discretionary
2.8%
Other Assets in Excess of Liabilities
2.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.0%
Consumer Discretionary	2.8%
Materials	5.0%
Technology	5.3%
Communications	5.7%
Energy	8.5%
Real Estate	9.1%
Industrials	10.1%
Health Care	10.8%
Utilities	12.8%
Consumer Staples	13.3%
Financials	14.6%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Dean Equity Income Fund -  (DAEIX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/deanmutual/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-DAEIX

Dean Mid Cap Value Fund

 (DALCX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Dean Mid Cap Value Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Mid Cap Value Fund	$91	0.85%

How did the Fund perform during the reporting period?

The Fund returned 14.08% for the fiscal year ended March 31, 2026, compared to 18.09% for its primary benchmark, the Russell 3000® Index. The macro environment was unfavorable for the Fund relative to the benchmark, as the Fund was underweight stocks with high price volatility and momentum. In addition, both small- and large-cap stocks outperformed mid-cap stocks during the period, creating a headwind versus the broad market.

The Fund’s best-performing sectors relative to the benchmark were Technology and Consumer Discretionary. Although the Fund was underweight in Technology, strong stock selection in the Technology Hardware & Equipment and Semiconductor & Semiconductor Equipment industries offset the allocation drag. The Fund’s underweight to Consumer Discretionary was beneficial, and stock selection also outperformed the benchmark.

The Fund’s weakest-performing sectors relative to the benchmark were Communications and Real Estate. Sector allocation detracted from results, as the Fund was overweight the underperforming Real Estate sector and underweight the outperforming Communications sector. Stock selection in both sectors also lagged the benchmark.

BorgWarner (BWA) was the Fund’s top contributor. BWA, which specializes in automotive powertrain technologies, benefited from improved end-market demand and several new program wins, supported by its recent investments in electric vehicle capabilities. Littelfuse (LFUS) was the second-largest contributor, aided by improving demand, declining inventories, and strong traction for new high-voltage products used in data centers.

The largest detractors from performance were Molina Healthcare (MOH) and Conagra Brands (CAG). MOH’s profitability was hurt by higher-than-expected medical expenses, which pushed medical cost ratios above forecasts. CAG faced volume declines as consumers shifted to lower-priced alternatives, while rising protein input costs pressured margins. CAG was unable to raise prices sufficiently to offset these challenges.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dean Mid Cap Value Fund
Russell 3000® Index
Russell Midcap® Index
Russell Midcap® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$36,157
$28,156
$26,807
$25,364
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Dean Mid Cap Value Fund	Russell 3000® Index	Russell Midcap® Index	Russell Midcap® Value Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$11,765	$11,807	$11,703	$11,982
Mar-2018	$12,681	$13,438	$13,130	$12,761
Mar-2019	$13,074	$14,616	$13,980	$13,130
Mar-2020	$10,193	$13,282	$11,421	$9,961
Mar-2021	$16,283	$21,587	$19,831	$17,309
Mar-2022	$18,109	$24,161	$21,203	$19,291
Mar-2023	$18,019	$22,088	$19,341	$17,513
Mar-2024	$21,619	$28,558	$23,663	$21,085
Mar-2025	$23,499	$30,620	$24,277	$21,564
Mar-2026	$26,807	$36,157	$28,156	$25,364

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Dean Mid Cap Value Fund	14.08%	10.49%	10.36%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Index	15.98%	7.26%	10.91%
Russell Midcap® Value Index	17.62%	7.94%	9.75%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 899-8343 or visit https://deanmutualfunds.com/mid-cap-value-fund/ for updated performance information.

Fund Statistics

Table Summary
Net Assets	$245,673,943
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$1,382,893
Portfolio Turnover	31%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 20.3%
Financials 14.6%
Utilities 9.4%
Consumer Discretionary 8.6%
Health Care 8.1%
Consumer Staples 7.5%
Materials 6.8%
Technology 6.5%
Energy 6.3%
Real Estate 6.0%
Communications 1.4%
Other Assets in Excess of Liabilities 4.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Communications	1.4%
Real Estate	6.0%
Energy	6.3%
Technology	6.5%
Materials	6.8%
Consumer Staples	7.5%
Health Care	8.1%
Consumer Discretionary	8.6%
Utilities	9.4%
Financials	14.6%
Industrials	20.3%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Dean Mid Cap Value Fund -  (DALCX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/deanmutual/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-DALCX

Dean Small Cap Value Fund

 (DASCX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Dean Small Cap Value Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://funddocs.filepoint.com/deanmutual/. You can also request this information by contacting us at (888) 899-8343.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Small Cap Value Fund	$127	1.16%

How did the Fund perform during the reporting period?

The Fund returned 17.36% during the fiscal year ended March 31, 2026, compared with 18.09% for the Russell 3000® Index. The Fund’s slight underperformance was primarily driven by its exposure to companies with smaller market capitalizations than those in the Russell 3000® Index. A tilt toward stocks with lower price momentum, lower volatility, and higher quality also detracted from relative performance.

The Fund’s strongest-performing sectors relative to the benchmark were Technology and Financials. Outperformance in Technology was primarily driven by strong stock selection. In Financials, an overweight allocation to an outperforming sector contributed positively to relative results.

The Fund’s weakest-performing sectors relative to the benchmark were Materials and Industrials. Underperformance in Materials was primarily driven by subpar stock selection. In Industrials, an overweight allocation to a sector that underperformed weighed on relative results.

The top contributors to Fund performance were Viavi Solutions (VIAV) and Advanced Energy Industries (AEIS). VIAV, a manufacturer of test-and-measurement instruments serving telecom/cable service providers and network equipment manufacturers, reported better-than-expected earnings driven by accelerating data-center demand, continued strength in aerospace & defense end markets, and a value-accretive acquisition. AEIS, a producer of power conversion products, also exceeded earnings expectations and raised guidance, supported by strong demand from the semiconductor industry and data centers.

The largest detractors from Fund performance were YETI Holdings (YETI) and Steven Madden (SHOO). YETI, a manufacturer of innovative, high-quality outdoor products, faced soft drinkware demand, a highly promotional environment, and margin pressure from tariff-related costs. SHOO, a marketer of fashion footwear, was negatively impacted by tariff uncertainty and weakness in its wholesale and private-label businesses, which reduced earnings visibility.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dean Small Cap Value Fund
Russell 2000® Index
Russell 2000® Value Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$36,157
$25,659
$25,032
$20,504
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Dean Small Cap Value Fund	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$12,367	$12,622	$12,937	$11,807
Mar-2018	$12,563	$14,110	$13,600	$13,438
Mar-2019	$12,554	$14,399	$13,624	$14,616
Mar-2020	$8,519	$10,945	$9,585	$13,282
Mar-2021	$15,873	$21,326	$18,888	$21,587
Mar-2022	$17,139	$20,092	$19,515	$24,161
Mar-2023	$17,976	$17,760	$16,987	$22,088
Mar-2024	$17,876	$21,260	$20,172	$28,558
Mar-2025	$17,472	$20,409	$19,542	$30,620
Mar-2026	$20,504	$25,659	$25,032	$36,157

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Dean Small Cap Value Fund	17.36%	5.25%	7.44%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%
Russell 3000® Index	18.09%	10.87%	13.72%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 899-8343 or visit https://deanmutualfunds.com/small-cap-value-fund/ for updated performance information.

Fund Statistics

Table Summary
Net Assets	$170,155,305
Number of Portfolio Holdings	58
Advisory Fee	$1,519,974
Portfolio Turnover	160%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
24.3%
Financials
18.6%
Consumer Staples
10.6%
Technology
8.6%
Utilities
7.7%
Materials
6.9%
Health Care
5.7%
Energy
5.7%
Consumer Discretionary
5.1%
Real Estate
2.1%
Other Assets in Excess of Liabilities
4.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.7%
Real Estate	2.1%
Consumer Discretionary	5.1%
Energy	5.7%
Health Care	5.7%
Materials	6.9%
Utilities	7.7%
Technology	8.6%
Consumer Staples	10.6%
Financials	18.6%
Industrials	24.3%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Dean Small Cap Value Fund -  (DASCX)

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/deanmutual/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-DASCX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2) Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Dean Funds:	FY 2026	$48,000
	FY 2025	$45,900

Absolute Core Strategy ETF	FY 2026	$19,000
	FY 2025	$19,000

Absolute Funds	FY 2026	$76,000
	FY 2025	$76,000

(b)	Audit-Related Fees

Dean Funds:	FY 2026	$0
	FY 2025	$0

Absolute Core Strategy ETF	FY 2026	$0
	FY 2025	$0

Absolute Funds	FY 2026	$0
	FY 2025	$0

(c)	Tax Fees

Dean Funds:	FY 2026	$10,200
	FY 2025	$9,900

Absolute Core Strategy ETF	FY 2026	$3,400
	FY 2025	$3,300

Absolute Funds	FY 2026	$14,300
	FY 2025	$13,200

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Dean Funds:	FY 2026	$0
	FY 2025	$0

Absolute Core Strategy ETF	FY 2026	$0
	FY 2025	$0

Absolute Funds	FY 2026	$0
	FY 2025	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                  During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)                  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2026	$0	$0
FY 2025	$0	$0

(h)                  Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)                  Not applicable

(j)                  Not applicable

Item 5. Audit Committee of Listed Companies.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of Daniel J. Condon, Freddie Jacobs, Jr. and Ronald C. Tritschler.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Absolute Select Value ETF (ABEQ)

NYSE Arca, Inc.

Annual Financial Statements

and Additional Information

March 31, 2026

Fund Adviser:
Absolute Investment Advisers LLC
82 South Barrett Square, Unit 4G
Rosemary Beach, FL 32461
1-833-267-3383

Absolute Select Value ETF
Schedule of Investments
March 31, 2026

Common Stocks — 66.37%	Shares	Fair Value
Canada — 12.00%
Materials — 12.00%
Agnico Eagle Mines Ltd.	29,340	$5,955,433
Franco-Nevada Corp.	44,190	10,917,140
		16,872,573
Total Canada		16,872,573

Ireland — 3.83%
Health Care — 3.83%
Medtronic PLC	62,062	5,377,672
Total Ireland		5,377,672

United Kingdom — 4.71%
Consumer Staples — 4.71%
Unilever PLC - ADR	116,138	6,616,382
Total United Kingdom		6,616,382

United States — 45.83%
Communications — 4.31%
Verizon Communications, Inc.	120,610	6,054,622

Consumer Staples — 1.76%
Sysco Corp.	34,655	2,471,941

Energy — 18.33%
Berkshire Hathaway, Inc., Class B(a)	28,940	13,868,048
EOG Resources, Inc.	37,176	5,374,534
ONEOK, Inc.	72,278	6,533,209
		25,775,791
Financials — 10.16%
Loews Corp.	93,966	10,029,931
Travelers Companies, Inc. (The)	14,565	4,248,319
		14,278,250
Industrials — 9.78%
Emerson Electric Co.	25,245	3,307,600
Honeywell International, Inc.	20,860	4,714,985
Hubbell, Inc.	4,685	2,299,117
IDEX Corp.	18,025	3,416,639
		13,738,341
Materials — 1.49%
Air Products & Chemicals, Inc.	7,210	2,094,433
Total United States		64,413,378

Total Common Stocks
(Cost $73,180,391)		93,280,005

See accompanying notes which are an integral part of these financial statements.

1

Absolute Select Value ETF
Schedule of Investments (continued)
March 31, 2026

	Principal
U.S. Government & Agencies — 30.75%	Amount
United States Treasury Bill 3.87%, 5/14/2026	$22,000,000	$21,904,561
United States Treasury Strip 3.51%, 2/15/2027	22,000,000	21,316,708
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $43,229,412)		43,221,269
Total Investments — 97.12%
(Cost $116,409,803)		136,501,274
Other Assets in Excess of Liabilities — 2.88%		4,043,370
Net Assets — 100.00%		$140,544,644

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Absolute Select Value ETF
Statement of Assets and Liabilities
March 31, 2026

Assets
Investments in securities, at fair value (cost $116,409,803)	$136,501,274
Cash	3,923,816
Foreign currency (cost $57,393)	57,007
Dividends and interest receivable	105,879
Tax reclaims receivable	97,290
Prepaid expenses	1,352
Total Assets	140,686,618
Liabilities
Payable to Adviser, net of waiver	72,850
Payable to affiliates	16,958
Payable to trustees	5,412
Other accrued expenses	46,754
Total Liabilities	141,974
Net Assets	$140,544,644

Net Assets consist of:
Paid-in capital	$121,583,365
Accumulated earnings	18,961,279
Net Assets	$140,544,644
Shares outstanding (unlimited number of shares authorized, no par value)	3,725,000
Net asset value per share	$37.73

See accompanying notes which are an integral part of these financial statements.

3

Absolute Select Value ETF
Statement of Operations
For the Year Ended March 31, 2026

Investment Income
Dividend income (net of foreign taxes withheld of $107,449)	$1,684,538
Interest income	725,118
Total investment income	2,409,656

Expenses
Adviser	978,266
Administration	74,168
Legal	26,596
Audit and tax	22,458
Trustee	21,257
Custodian	16,680
Compliance services	16,333
Report printing	10,037
Transfer agent	10,009
Insurance	4,386
Pricing	1,355
Miscellaneous	35,359
Total expenses	1,216,904
Fees waived by Adviser	(237,646)
Net operating expenses	979,258
Net investment income	1,430,398

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	4,531,720
Foreign currency transactions	220
Change in unrealized appreciation on:
Investment securities	7,323,652
Foreign currency translations	4,535
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	11,860,127
Net increase in net assets resulting from operations	$13,290,525

See accompanying notes which are an integral part of these financial statements.

4

Absolute Select Value ETF
Statements of Changes in Net Assets

	For the Year	For the Year
	Ended March 31,	Ended March 31,
	2026	2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,430,398	$1,478,352
Net realized gain on investment securities and foreign currency translations	4,531,940	5,009,777
Change in unrealized appreciation on investment securities and foreign currency	7,328,187	5,159,216
Net increase in net assets resulting from operations	13,290,525	11,647,345

Distributions to Shareholders From:
Earnings	(1,438,253)	(1,295,917)
Total distributions	(1,438,253)	(1,295,917)

Capital Transactions
Proceeds from shares sold	48,321,228	20,301,010
Amount paid for shares redeemed	(16,630,014)	(18,692,714)
Net increase in net assets resulting from capital transactions	31,691,214	1,608,296
Total Increase in Net Assets	43,543,486	11,959,724

Net Assets
Beginning of year	$97,001,158	$85,041,434
End of year	$140,544,644	$97,001,158

Share Transactions
Shares sold	1,325,000	625,000
Shares redeemed	(450,000)	(575,000)
Net increase in shares outstanding	875,000	50,000

See accompanying notes which are an integral part of these financial statements.

5

Absolute Select Value ETF
Financial Highlights
(For a share outstanding during each year)

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2026	2025	2024	2023	2022
Selected Per Share Data:
Net asset value, beginning of year	$34.04	$30.37	$27.98	$29.88	$26.22
Investment operations:
Net investment income	0.42	0.53	0.51	0.56	0.22
Net realized and unrealized gain (loss) on investments	3.72	3.61	2.62	(2.13)	3.61
Total from investment operations	4.14	4.14	3.13	(1.57)	3.83
Less distributions to shareholders from:
Net investment income	(0.45)	(0.47)	(0.74)	(0.33)	(0.17)
Total distributions	(0.45)	(0.47)	(0.74)	(0.33)	(0.17)
Net asset value, end of year	$37.73	$34.04	$30.37	$27.98	$29.88
Market price, end of year	$37.75	$34.08	$30.41	$27.94	$29.92
Total Return(a)	12.26%	13.79%	11.40%	(5.22)%	14.66%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$140,545	$97,001	$85,041	$90,935	$64,243
Ratio of net expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets before waiver and reimbursement	1.06%	1.11%	1.13%	1.16%	1.24%
Ratio of net investment income to average net assets	1.24%	1.67%	1.73%	2.30%	0.85%
Portfolio turnover rate(c)	38%	20%	18%	24%	23%

(a)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(b)	Ratio was determined after management fees reductions, expense reimbursements and/or recoupments.

(c)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

6

Absolute Select Value ETF
Notes to the Financial Statements
March 31, 2026

NOTE 1. ORGANIZATION

Absolute Select Value ETF (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on August 20, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Absolute Investment Advisers LLC (the “Adviser”). The Adviser has retained St. James Investment Company, LLC (the “Sub-Adviser”) to serve as the sub-adviser to the Fund. The Fund’s investment objective is to seek positive absolute returns.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of securities as compared to other exchange-traded funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other funds, and the poor performance of an individual security in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies

7

Absolute Select Value ETF
Notes to the Financial Statements (continued)
March 31, 2026

followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended March 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year ended March 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e.,

8

Absolute Select Value ETF
Notes to the Financial Statements (continued)
March 31, 2026

the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least semi-annually. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

9

Absolute Select Value ETF
Notes to the Financial Statements (continued)
March 31, 2026

For the fiscal year ended March 31, 2026, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Accumulated Earnings
Paid-In Capital	(Deficit)
$ 4,493,323	$ (4,493,323)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which

10

Absolute Select Value ETF
Notes to the Financial Statements (continued)
March 31, 2026

is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number

11

Absolute Select Value ETF
Notes to the Financial Statements (continued)
March 31, 2026

of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$93,280,005	$—	$—	$93,280,005
U.S. Government & Agencies	—	43,221,269	—	43,221,269
Total	$93,280,005	$43,221,269	$—	$136,501,274

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2026, before the waiver described below, the Adviser earned a management fee of $978,266 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit total annual Fund operating expenses to 0.85% of the average daily net assets of the Fund through July 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/

12

Absolute Select Value ETF
Notes to the Financial Statements (continued)
March 31, 2026

or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). For the fiscal year ended March 31, 2026, the Adviser waived fees of $237,646. At March 31, 2026, the Fund owed the Adviser $72,850.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of March 31, 2026, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
March 31, 2027	$244,681
March 31, 2028	230,978
March 31, 2029	237,646

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent

13

Absolute Select Value ETF
Notes to the Financial Statements (continued)
March 31, 2026

Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2026, purchases and sales of investment securities, other than short-term investments, were $37,158,704 and $45,015,491, respectively.

For the fiscal year ended March 31, 2026, there were no purchases and sales of long-term U.S. government obligations.

For the fiscal year ended March 31, 2026, purchases and sales for in-kind transactions were $38,669,589 and $13,692,116, respectively.

For the fiscal year ended March 31, 2026, the Fund had in-kind net realized gains of $4,548,461.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market

14

Absolute Select Value ETF
Notes to the Financial Statements (continued)
March 31, 2026

impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the fiscal year ended March 31, 2026, the Fund received $8,000 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$ 250	2.00%*

*	The maximum additional variable charge may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$20,811,653
Gross unrealized depreciation	(785,699)
Net unrealized appreciation on investments	$20,025,954
Tax cost of investments	$116,475,320

The tax character of distributions paid for the fiscal years ended March 31, 2026 and March 31, 2025 were as follows:

	2026	2025
Distributions paid from:
Ordinary income(a)	$1,438,253	$1,295,917
Total distributions paid	$1,438,253	$1,295,917

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$334,882
Accumulated capital and other losses	(1,398,719)
Unrealized appreciation on investments	20,025,116
Total accumulated earnings	$18,961,279

The difference between book basis and tax basis undistributed net investment income/ (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

15

Absolute Select Value ETF
Notes to the Financial Statements (continued)
March 31, 2026

At March 31, 2026, the Fund had $1,398,719 of short-term capital loss carryforwards for federal income tax purposes available to offset future capital gains. These capital loss carryforwards do not expire. At March 31, 2026, the Fund utilized $29,329 of short-term capital loss carryforwards.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Report of Independent Registered Public Accounting Firm

To the Shareholders of Absolute Select Value ETF and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Absolute Select Value ETF, (the “Fund”), a series of Unified Series Trust, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 29, 2026

17

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2026 ordinary income dividends, 66.70% qualifies for the corporate dividends received deduction.

18

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

19

Absolute CEF Opportunities

Absolute Capital Opportunities Fund

Absolute Convertible Arbitrage Fund

Absolute Flexible Fund

Annual Financial Statements and
Additional Information
March 31, 2026

Fund Adviser:
Absolute Investment Advisers LLC
82 South Barrett Square, Unit 4G
Rosemary Beach, FL 32461
1-888-992-2765

Absolute CEF Opportunities
Schedule of Investments
March 31, 2026

	Shares	Fair Value
Closed End Funds — 118.08%
abrdn Income Credit Strategies Fund	35,966	$183,427
abrdn Life Sciences Investors	1,812	29,481
Advent Convertible and Income Fund	419	4,676
AllianceBernstein Global High Income Fund, Inc., USD Class	7,328	74,526
BlackRock Corporate High Yield Fund	85,452	728,051
BlackRock Energy and Resources Trust	11,654	201,731
BlackRock Floating Rate Income Strategies Fund, Inc.	5,186	57,150
BlackRock Floating Rate Income Trust	10,976	118,102
BlackRock Innovation and Growth Term Trust	50,315	332,079
BlackRock MuniAssets Fund, Inc.	9,910	105,150
BlackRock Science and Technology Term Trust	2,577	57,080
Destra Multi-Alternative Fund	9,627	78,075
DoubleLine Opportunistic Credit Fund, USD Class	9,862	143,985
Franklin Limited Duration Income Trust, USD Class	17,325	101,005
FS Credit Opportunities Corp., USD Class	29,852	152,245
FS Specialty Lending Fund	5,235	65,490
High Income Securities Fund	9,031	49,851
Invesco® Senior Income Trust	32,946	106,086
John Hancock Premium Dividend Fund, USD Class	4,454	58,347
Liberty All-Star Equity Fund, USD Class	101,839	565,206
Liberty All-Star Growth Fund, USD Class	43,910	208,572
LMP Capital and Income Fund, Inc.	7,437	111,034
Neuberger Real Estate Securities Income Fund, Inc.	68,118	193,455
Nuveen Credit Strategies Income Fund	48,261	235,031
Nuveen Floating Rate Income Fund	21,621	162,590
Nuveen Real Asset Income and Growth Fund	47,311	581,925
Nuveen S&P 500 Dynamic Overwrite Fund	24,597	395,280
NXG Cushing Midstream Energy Fund	8,914	396,584
NXG NextGen Infrastructure Income Fund	30	1,648
NYLI CBRE Global Infrastructure Megatrends Term Fund	19,492	286,338
Pioneer Diversified High Income Fund, Inc.	45,171	25,865
Pioneer Floating Rate Fund, Inc.	157,093	53,412
Pioneer High Income Fund, Inc.	133,324	6,253
Pioneer Municipal High Income Advantage Fund, Inc.	77,662	31,841
Pioneer Municipal High Income Fund Trust	54,923	18,125
Pioneer Municipal High Income Opportunities Fund, Inc.	36,534	5,845
RiverNorth Opportunities Fund, Inc.	16,065	178,322
Saba Capital Income & Opportunities Fund	37,838	255,028
Virtus Stone Harbor Emerging Markets Income Fund	12,626	60,352
Western Asset Global High Income Fund, Inc.	5,592	32,993
Western Asset High Yield Defined Opportunity Fund, Inc.	13,607	145,323
XAI Madison Equity Premium Income Fund	16,594	96,743

Total Closed End Funds
(Cost $6,887,786)		6,694,302

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities
Schedule of Investments (continued)
March 31, 2026

	Shares	Fair Value
Rights — 0.01%
BlackRock Utilities, Infrastructure & Power Opportunities Trust	57,820	$463
Gabelli Equity Trust, Inc. (The)	51,019	357
Neuberger High Yield Strategies Fund, Inc.	30	—

Total Rights
(Cost $1,951)		820

Money Market Funds — 0.39%
First American Treasury Obligations Fund, Class X, 3.59%(a)	21,948	21,948

Total Money Market Funds
(Cost $21,948)		21,948

Total Investments — 118.48%
(Cost $6,911,685)		6,717,070

Liabilities in Excess of Other Assets — (18.48)%		(1,047,846)

Net Assets — 100.00%		$5,669,224

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities
Schedule of Securities Sold Short
March 31, 2026

	Shares	Fair Value
Closed End Funds — Short — (28.75)%
abrdn Global Infrastructure Income Fund	(2,636)	$(58,941)
BlackRock Enhanced Capital and Income Fund	(25,000)	(525,500)
BlackRock Utilities, Infrastructure & Power Opportunities Trust, USD Class	(20,791)	(548,467)
Gabelli Equity Trust, Inc. (The), USD Class	(17,411)	(97,502)
Neuberger High Yield Strategies Fund, Inc.	(7,465)	(48,373)
Nuveen S&P 500 Dynamic Overwrite Fund	(21,843)	(351,017)

Total Closed End Funds — Short
(Proceeds Received $1,728,993)		(1,629,800)

Exchange-Traded Funds — Short — (45.74)%
Alerian MLP ETF	(7,536)	(396,695)
Invesco® Senior Loan ETF	(8,776)	(179,118)
iShares® iBoxx High Yield Corporate Bond ETF	(7,478)	(594,950)
iShares® J.P. Morgan USD Emerging Markets Bond ETF	(2,274)	(213,597)
iShares® Nasdaq Biotechnology ETF	(346)	(58,422)
iShares® Russell Mid-Cap Growth ETF	(1,927)	(246,887)
SPDR® Blackstone Senior Loan ETF	(14,273)	(572,918)
Utilities Select Sector SPDR® Fund	(7,210)	(330,867)

Total Exchange-Traded Funds — Short
(Proceeds Received $2,609,614)		(2,593,454)

Total Securities Sold Short — (74.49)%
(Proceeds Received $4,338,607)		(4,223,254)

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depository Receipt

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund
Schedule of Investments
March 31, 2026

	Shares	Fair Value
Common Stocks — 85.29%
Communications — 8.81%
Alphabet, Inc., Class A(a)	6,998	$2,012,345
Meta Platforms, Inc., Class A(a)	3,312	1,894,894
Universal Music Group NV - ADR	87,521	840,202
		4,747,441
Consumer Discretionary — 10.74%
Amazon.com, Inc.(a)(b)	11,851	2,468,208
CarMax, Inc.(a)(b)	13,551	563,451
Carvana Co.(b)	1,000	314,380
Copart, Inc.(b)	29,300	972,760
Fisker, Inc.(b)	7,480	5
Floor & Decor Holdings, Inc., Class A(b)	8,210	417,068
Lowe’s Companies, Inc.	4,451	1,051,682
		5,787,554
Consumer Staples — 4.38%
Philip Morris International, Inc.	14,289	2,362,543

Energy — 4.41%
Berkshire Hathaway, Inc., Class B(a)(b)	3,299	1,580,881
Occidental Petroleum Corp.	12,266	797,290
		2,378,171
Financials — 13.17%
Aon PLC, Class A	4,871	1,572,261
Charles Schwab Corp. (The)	17,731	1,666,360
Intercontinental Exchange, Inc.	11,785	1,853,545
Ryan Specialty Group Holdings, Inc.(b)	13,516	456,030
Visa, Inc., Class A	5,117	1,546,562
		7,094,758
Health Care — 11.03%
Alcon, Inc.	14,523	1,094,308
Becton, Dickinson and Co.	9,039	1,421,202
Cooper Companies, Inc. (The)(b)	12,417	887,816
Thermo Fisher Scientific, Inc.	2,799	1,375,792
Waters Corp.(b)	3,904	1,162,611
		5,941,729
Industrials — 12.34%
Carrier Global Corp.	17,520	986,551
Hayward Holdings, Inc.(b)	30,990	414,646
Jacobs Solutions, Inc.	9,105	1,158,884
Keysight Technologies, Inc.(b)	5,504	1,554,165
PACCAR, Inc.	12,246	1,414,413
Sunbelt Rentals Holdings, Inc.(b)	17,244	1,122,412
		6,651,071

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
March 31, 2026

	Shares	Fair Value
Common Stocks — 85.29% (continued)
Technology — 20.41%
Advanced Micro Devices, Inc.(b)	5,899	$1,200,034
Amentum Holdings, Inc.(b)	25,341	660,893
Analog Devices, Inc.	4,243	1,349,868
Apple, Inc.(a)	7,789	1,976,770
Applied Materials, Inc.	2,757	942,315
Arista Networks, Inc.(b)	8,914	1,094,461
Microsoft Corp.	3,685	1,364,077
Motorola Solutions, Inc.	3,335	1,447,290
Salesforce, Inc.	5,151	961,537
		10,997,245
Total Common Stocks
(Cost $31,722,733)		45,960,512

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Purchased Call Options — 0.95%
State Street SPDR S&P 500 ETF Trust	616	$40,060,944	$655.00	April 2026	$449,064
State Street SPDR S&P 500 ETF Trust	807	52,482,438	695.00	May 2026	61,332

Total Purchased Call Options
(Cost $802,265)					510,396

Purchased Put Options — 2.39%
Amazon.com, Inc.	32	666,464	190.00	June 2026	22,560
Meta Platforms, Inc.	21	1,201,473	615.00	June 2026	136,500
State Street SPDR S&P 500 ETF Trust	1,112	72,317,808	635.00	May 2026	1,132,016

Total Purchased Put Options
(Cost $1,099,121)					1,291,076

Total Purchased Options
(Cost $1,901,386)					1,801,472

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
March 31, 2026

	Shares	Fair Value
Money Market Funds — 14.85%
First American Treasury Obligations Fund, Class X, 3.59%(c)	8,001,818	$8,001,818

Total Money Market Funds
(Cost $8,001,818)		8,001,818

Total Investments — 103.48%
(Cost $41,625,936)		55,763,802

Liabilities in Excess of Other Assets — (3.48)%		(1,876,913)

Net Assets — 100.00%		$53,886,889

(a)	All or a portion of this security is held as collateral for written options. The value of the collateral held as of March 31, 2026 is $8,052,967.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depository Receipt

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund
Schedule of Written Options
March 31, 2026

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Written Call Options — (4.43)%
Advanced Micro Devices, Inc.	(21)	$(427,203)	$190.00	June 2026	$(60,270)
Amazon.com, Inc.	(19)	(395,713)	190.00	September 2026	(65,873)
Amazon.com, Inc.	(16)	(333,232)	225.00	September 2026	(25,040)
Analog Devices, Inc.	(19)	(604,466)	300.00	September 2026	(86,830)
Arista Networks, Inc.	(35)	(429,730)	120.00	June 2026	(44,800)
Keysight Technologies, Inc.	(20)	(564,740)	270.00	September 2026	(91,900)
Meta Platforms, Inc.	(14)	(800,982)	750.00	September 2026	(18,200)
Philip Morris International, Inc.	(28)	(462,952)	175.00	June 2026	(17,360)
State Street SPDR S&P 500 ETF Trust	(566)	(36,809,244)	640.00	June 2026	(1,975,340)

Total Written Call Options
(Premiums Received $3,395,167)					(2,385,613)

Written Put Options — (0.38)%
Amazon.com, Inc.	(32)	(666,464)	165.00	June 2026	(8,288)
Meta Platforms, Inc.	(21)	(1,201,473)	550.00	June 2026	(66,150)
NVIDIA Corp.	(33)	(575,520)	175.00	June 2026	(42,966)
State Street SPDR S&P 500 ETF Trust	(246)	(15,998,364)	595.00	May 2026	(86,838)

Total Written Put Options
(Premiums Received $335,159)					(204,242)

Total Written Options
(Premiums Received $3,730,326)					(2,589,855)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Investments
March 31, 2026

	Shares	Fair Value
Mutual Funds — 2.15%
Absolute Flexible Fund(a)	2,936,799	$32,334,159

Total Mutual Funds
(Cost $29,831,184)		32,334,159

Preferred Stocks — 0.15%
Technology — 0.15%
Oracle Corp.	50,000	2,250,500

Total Preferred Stocks
(Cost $2,500,000)		2,250,500

	Principal
	Amount
Convertible Bonds — 77.10%
Communications — 2.58%
AMC Networks, Inc., 4.25%, 2/15/2029	$5,500,000	4,901,875
AST SpaceMobile, Inc., 2.00%, 1/15/2036(b)	6,500,000	6,881,875
AST SpaceMobile, Inc., 2.25%, 4/15/2036(b)	8,000,000	7,736,000
BlackSky Technology, Inc., 8.25%, 8/1/2033(b)	9,000,000	10,867,500
Upwork, Inc., 0.25%, 8/15/2026	8,640,000	8,478,000
		38,865,250
Consumer Discretionary — 5.91%
Cracker Barrel Old Country Store, Inc., 1.75%, 9/15/2030(b)	10,720,000	8,343,160
Etsy, Inc., 1.00%, 6/15/2030(b)	12,401,000	11,991,767
Freshpet, Inc., 3.00%, 4/1/2028	11,000,000	12,659,900
indie Semiconductor, Inc., 4.00%, 3/15/2031	1,000,000	1,075,000
LCI Industries, 1.13%, 5/15/2026	7,217,000	7,185,967
LCI Industries, 3.00%, 3/1/2030(b)	6,525,000	7,864,256
NCL Corporation Ltd., 0.75%, 9/15/2030(b)	7,000,000	6,511,608
Patrick Industries, Inc., 1.75%, 12/1/2028	10,949,000	19,001,990
Wayfair, Inc., 3.25%, 9/15/2027	4,664,000	6,313,239
Winnebago Industries, Inc., 3.25%, 1/15/2030	9,000,000	8,163,000
		89,109,887
Consumer Staples — 1.30%
Post Holdings, Inc., 2.50%, 8/15/2027	7,500,000	8,133,750
Spectrum Brands, Inc., 3.38%, 6/1/2029	11,411,000	11,417,276
		19,551,026
Energy — 4.50%
Canadian Solar, Inc., 3.25%, 1/15/2031	7,946,000	6,325,016
Crescent Energy Co., 2.75%, 3/15/2031	7,500,000	8,628,750
Energy Vault Holdings, Inc., 5.25%, 3/1/2031	5,000,000	4,842,414
Eos Energy Enterprises, Inc., 1.75%, 12/1/2031(b)	6,000,000	3,585,000
Fluence Energy, Inc., 2.25%, 6/15/2030	12,000,000	12,108,000

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
March 31, 2026

	Principal
	Amount	Value
Convertible Bonds — 77.10% (continued)
Energy — 4.50% (continued)
Green Plains, Inc., 2.25%, 3/15/2027	$2,668,000	$2,658,662
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029(b)	7,500,000	7,885,898
Northern Oil and Gas, Inc., 3.63%, 4/15/2029	10,000,000	11,003,438
Plug Power, Inc., 6.75%, 12/1/2033(b)	4,000,000	4,514,430
T1 Energy, Inc., 5.25%, 12/1/2030	$6,000,000	6,297,963
		67,849,571
Financials — 5.46%
Coinbase Global, Inc., 0.00%, 10/1/2029(b)	5,000,000	4,390,000
Coinbase Global, Inc., 0.25%, 4/1/2030	2,837,000	2,639,119
Coinbase Global, Inc., 0.00%, 10/1/2032(b)	4,500,000	3,619,125
Encore Capital Group, Inc., 4.00%, 3/15/2029	11,250,000	14,203,125
EZCORP, Inc., 3.75%, 12/15/2029(b)	14,000,000	33,120,239
Voyager Technologies, Inc., 0.75%, 11/15/2030(b)	6,000,000	6,234,000
WisdomTree, Inc., 3.25%, 8/15/2029	9,308,000	12,688,666
WisdomTree, Inc., 4.63%, 8/15/2030(b)	5,000,000	5,460,000
		82,354,274
Health Care — 11.54%
Accuray, Inc., 3.75%, 6/1/2026	4,250,000	4,080,054
Alphatec Holdings, Inc., 0.75%, 8/1/2026	2,512,000	2,486,880
Alphatec Holdings, Inc., 0.75%, 3/15/2030(b)	11,750,000	12,087,225
ANI Pharmaceuticals, Inc., 2.25%, 9/1/2029	11,473,000	14,262,373
CONMED Corp., 2.25%, 6/15/2027	8,000,000	7,764,000
CRISPR Therapeutics AG, 1.73%, 3/1/2031	3,000,000	2,940,000
Enovis Corp., 3.88%, 10/15/2028	5,000,000	4,836,250
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028	14,000,000	17,948,000
Indivior Pharmaceuticals, Inc., 0.63%, 3/15/2031	1,000,000	1,020,000
Inotiv, Inc., 3.25%, 10/15/2027	1,500,000	361,875
Integer Holdings Corp., 1.88%, 3/15/2030(b)	20,000,000	19,170,000
Jazz Investments I Ltd., 3.13%, 9/15/2030	8,350,000	11,844,475
Lantheus Holdings, Inc., 2.63%, 12/15/2027(b)	10,600,000	12,749,150
LeMaitre Vascular, Inc., 2.50%, 2/1/2030	13,000,000	14,738,750
LivaNova PLC, 2.50%, 3/15/2029	8,000,000	9,344,000
Merit Medical Systems, Inc., 3.00%, 2/1/2029(b)	15,000,000	16,072,500
Pacira BioSciences, Inc., 2.13%, 5/15/2029	8,000,000	7,725,600
Repligen Corp., 1.00%, 12/15/2028	5,000,000	4,885,000
Tempus AI, Inc., 0.75%, 7/15/2030(b)	4,500,000	4,300,875
Zoetis, Inc., 0.25%, 6/15/2029(b)	5,000,000	4,975,000
		173,592,007

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
March 31, 2026

	Principal
	Amount	Value
Convertible Bonds — 77.10% (continued)
Industrials — 10.20%
Alarm.com Holdings, Inc., 2.25%, 6/1/2029	$10,000,000	$9,231,250
Astronics Corp., 5.50%, 3/15/2030	1,000,000	3,086,800
Astronics Corp., 0.00%, 1/15/2031(b)	10,000,000	13,935,000
BWX Technologies, Inc., 0.00%, 11/1/2030(b)	14,070,000	14,604,660
Fluor Corp., 1.13%, 8/15/2029	13,889,000	17,156,387
Granite Construction, Inc., 3.25%, 6/15/2030	15,000,000	24,731,250
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028	13,795,000	15,980,128
Itron, Inc., 1.38%, 7/15/2030	10,000,000	10,075,000
Joby Aviation, Inc., 0.75%, 2/15/2032	6,140,000	5,276,563
OSI Systems, Inc., 2.25%, 8/1/2029	12,028,000	18,465,987
Tetra Tech, Inc., 2.25%, 8/15/2028	16,526,000	17,338,253
Xometry, Inc., 0.75%, 6/15/2030(b)	3,000,000	3,540,000
		153,421,278
Materials — 2.44%
B2Gold Corp., 2.75%, 2/1/2030(b)	6,500,000	10,512,125
Century Aluminum Co., 2.75%, 5/1/2028	5,650,000	17,789,025
McEwen Mining, Inc., 5.25%, 8/15/2030(b)	4,000,000	8,399,600
		36,700,750
Real Estate — 0.19%
Redfin Corp., 0.50%, 4/1/2027	2,925,000	2,805,075

Technology — 32.03%
A10 Networks, Inc., 2.75%, 4/1/2030	10,000,000	11,923,453
Akamai Technologies, Inc., 1.13%, 2/15/2029	13,827,000	15,825,693
Akamai Technologies, Inc., 0.25%, 5/15/2033(b)	6,000,000	8,320,500
Alkami Technology, Inc., 1.50%, 3/15/2030(b)	8,590,000	7,737,013
Applied Optoelectronics, Inc., 2.75%, 1/15/2030	7,000,000	15,625,218
Bandwidth, Inc., 0.50%, 4/1/2028	9,100,000	8,144,500
Bentley Systems, Inc., 0.38%, 7/1/2027	11,500,000	10,936,500
BlackLine, Inc., 1.00%, 6/1/2029	11,000,000	10,364,750
Box, Inc., 1.50%, 9/15/2029	10,000,000	9,190,000
Camtek Ltd., 0.00%, 9/15/2030(b)	7,000,000	10,965,500
Check Point Software Technologies Ltd., 0.00%, 12/15/2030(b)	7,500,000	6,982,500
Cipher Mining, Inc., 1.75%, 5/15/2030	3,000,000	9,281,798
Cipher Mining, Inc., 0.00%, 10/1/2031(b)	5,000,000	5,585,918
Cleanspark, Inc., 0.00%, 2/15/2032(b)	4,000,000	2,704,000
Cloudflare, Inc., 0.00%, 6/15/2030(b)	11,000,000	12,493,292
Cohu, Inc., 1.50%, 1/15/2031(b)	11,050,000	14,873,300
Commvault Systems, Inc., 0.00%, 9/15/2030	10,000,000	8,110,000
CSG Systems International, Inc., 3.88%, 9/15/2028	5,000,000	6,095,000
Datadog, Inc., 0.00%, 12/1/2029	7,416,000	7,195,374
Enovix Corp., 4.75%, 9/15/2030(b)	3,500,000	2,777,250
Euronet Worldwide, Inc., 0.63%, 10/1/2030(b)	6,800,000	5,928,750

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
March 31, 2026

	Principal
	Amount	Value
Convertible Bonds — 77.10% (continued)
Technology — 32.03% (continued)
Evolent Health, Inc., 4.50%, 8/15/2031(b)	$7,500,000	$3,764,063
Global Payments, Inc., 1.50%, 3/1/2031	5,468,000	4,828,523
Guidewire Software, Inc., 1.25%, 11/1/2029	10,000,000	9,981,250
IMAX Corp., 0.75%, 11/15/2030(b)	12,500,000	13,971,875
IREN Ltd., 0.00%, 7/1/2031(b)	3,000,000	2,196,150
IREN Ltd., 0.25%, 6/1/2032(b)	5,500,000	4,819,375
IREN Ltd., 1.00%, 6/1/2033(b)	6,000,000	5,323,500
Life360, Inc., 0.00%, 6/1/2030(b)	12,457,000	11,407,498
Microchip Technology, Inc., 0.00%, 2/15/2030	3,500,000	3,420,375
MKS, Inc., 1.25%, 6/1/2030	12,268,000	20,297,406
Nebius Group NV, 2.75%, 9/15/2032	7,000,000	7,325,500
Nutanix, Inc., 0.50%, 12/15/2029	13,000,000	11,758,567
ON Semiconductor Corp., 0.50%, 3/1/2029	12,168,000	11,924,640
PagerDuty, Inc., 1.50%, 10/15/2028	9,000,000	8,142,750
PAR Technology Corp., 4.00%, 3/15/2031	7,500,000	7,755,000
Parsons Corp., 2.63%, 3/1/2029	14,833,000	14,632,755
Penguin Solutions, Inc., 2.00%, 8/15/2030	7,000,000	7,052,775
Pitney Bowes, Inc., 1.50%, 8/15/2030(b)	6,000,000	6,063,000
Progress Software Corp., 3.50%, 3/1/2030	10,617,000	9,458,685
Rapid7, Inc., 0.25%, 3/15/2027	7,000,000	6,608,001
Rapid7, Inc., 1.25%, 3/15/2029	2,000,000	1,685,000
Repay Holdings Corp., 2.88%, 7/15/2029(b)	10,000,000	8,023,649
Semtech Corp., 1.63%, 11/1/2027	5,500,000	11,622,875
SMART Global Holdings, Inc., 2.00%, 2/1/2029(b)	9,000,000	10,132,766
Super Micro Computer, Inc., 0.00%, 6/15/2030(b)	9,000,000	6,613,967
Synaptics, Inc., 0.75%, 12/1/2031	2,000,000	2,073,500
TeraWulf, Inc., 1.00%, 9/1/2031(b)	5,000,000	6,945,000
TeraWulf, Inc., 0.00%, 5/1/2032(b)	4,000,000	4,141,654
Ultra Clean Holdings, Inc., 0.00%, 3/15/2031	11,936,000	12,673,048
Varonis Systems, Inc., 1.00%, 9/15/2029	10,000,000	8,748,708
Veeco Instruments, Inc., 2.88%, 6/1/2029	7,500,000	10,423,978
Vishay Intertechnology, Inc., 2.25%, 9/15/2030	11,031,000	10,611,822
Wix.com Ltd., 0.00%, 9/15/2030(b)	10,000,000	8,300,000
Workiva, Inc., 1.13%, 8/15/2026	6,000,000	5,961,000
Workiva, Inc., 1.25%, 8/15/2028	6,000,000	5,632,500
Zscaler, Inc., 0.00%, 7/15/2028	7,500,000	6,831,723
		482,213,187

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
March 31, 2026

	Principal
	Amount	Value
Convertible Bonds — 77.10% (continued)
Utilities — 0.95%
CenterPoint Energy, Inc., 2.88%, 5/15/2029	$2,500,000	$2,509,000
Ormat Technologies, Inc., 2.50%, 7/15/2027	3,000,000	3,927,600
WEC Energy Group, Inc., 3.38%, 6/1/2028(b)	7,500,000	7,790,625
		14,227,225
Total Convertible Bonds
(Cost $1,076,446,776)		1,160,689,530

	Shares
Money Market Funds — 18.28%
First American Treasury Obligations Fund, Class X, 3.59%(c)	258,972,466	258,972,466
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 3.62%(c)	16,011,795	16,011,795

Total Money Market Funds
(Cost $274,984,261)		274,984,261

Total Investments — 97.68%
(Cost $1,383,762,221)		1,470,258,450

Other Assets in Excess of Liabilities — 2.32%		34,715,963

Net Assets — 100.00%		$1,505,415,038

(a)	Affiliated Company.

(b)	Security exempt from registration under Rule 144A, or Section 4(2) of the Securities Act of 1933.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
March 31, 2026

	Shares	Fair Value
Common Stocks — Short — (34.84)%
Communications — (1.78)%
AMC Networks, Inc., Class A	(271,370)	$(1,842,602)
AST SpaceMobile, Inc.	(115,331)	(9,557,481)
BlackSky Technology, Inc.	(161,500)	(4,063,340)
IMAX Corp.	(193,014)	(7,336,462)
Upwork, Inc.	(2,000)	(21,920)
Yandex N.V., Class A	(38,690)	(4,014,474)
		(26,836,279)
Consumer Discretionary — (2.72)%
Cracker Barrel Old Country Store, Inc.	(66,084)	(1,857,621)
Etsy, Inc.	(79,500)	(3,973,410)
Freshpet, Inc.	(87,230)	(5,143,081)
indie Semiconductor, Inc., Class A	(103,671)	(333,821)
LCI Industries	(40,000)	(4,919,200)
Norwegian Cruise Lines Holdings Ltd.	(111,800)	(2,090,660)
Patrick Industries, Inc.	(158,100)	(17,560,166)
Wayfair, Inc., Class A	(54,974)	(4,134,595)
Winnebago Industries, Inc.	(31,400)	(973,086)
		(40,985,640)
Consumer Staples — (0.40)%
Post Holdings, Inc.	(43,066)	(4,257,504)
Spectrum Brands, Inc.	(24,515)	(1,806,756)
		(6,064,260)
Energy — (1.77)%
Canadian Solar, Inc.	(200,150)	(2,772,078)
Crescent Energy Co., Class A	(345,108)	(4,658,958)
Energy Vault Holdings, Inc.	(772,700)	(2,549,910)
Eos Energy Enterprises, Inc.	(298,700)	(1,481,552)
Fluence Energy, Inc.	(415,600)	(5,718,655)
Green Plains, Inc.	(7,500)	(123,375)
Northern Oil and Gas, Inc.	(138,533)	(4,049,320)
Plug Power, Inc.	(982,800)	(2,221,128)
T1 Energy, Inc.	(693,000)	(3,042,270)
		(26,617,246)
Financials — (3.58)%
Coinbase Global, Inc., Class A	(16,539)	(2,887,875)
Encore Capital Group, Inc.	(105,081)	(7,368,280)
EZCORP, Inc., Class A	(1,150,883)	(29,209,410)
Voyager Technologies, Inc.	(149,998)	(3,508,453)
WisdomTree Investments, Inc.	(745,800)	(10,858,848)
		(53,832,866)
Health Care — (4.54)%
Accuray, Inc.	(35,250)	(13,681)
Alphatec Holdings, Inc.	(527,200)	(5,735,936)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
March 31, 2026

	Shares	Fair Value
Common Stocks — Short — (34.84)% (continued)
Health Care — (4.54)% (continued)
ANI Pharmaceuticals, Inc.	(112,000)	$(8,612,800)
CONMED Corp.	(2,800)	(99,008)
CRISPR Therapeutics AG	(24,000)	(1,141,680)
Halozyme Therapeutics, Inc.	(178,100)	(11,510,602)
Indivior Pharmaceuticals, Inc.	(12,800)	(390,144)
Inotiv, Inc.	(7,200)	(1,962)
Integer Holdings Corp.	(45,664)	(4,018,432)
Jazz Pharmaceuticals PLC	(40,021)	(7,565,970)
Lantheus Holdings, Inc.	(67,000)	(5,081,950)
LeMaitre Vascular, Inc.	(60,097)	(6,560,789)
LivaNova PLC	(69,300)	(4,404,708)
Merit Medical Systems, Inc.	(99,640)	(6,868,186)
Pacira BioSciences, Inc.	(75,741)	(1,711,747)
Repligen Corp.	(10,383)	(1,223,325)
Tempus AI, Inc.	(31,400)	(1,419,908)
Zoetis, Inc., Class A	(16,665)	(1,969,970)
		(68,330,798)
Industrials — (6.19)%
Alarm.com Holdings, Inc.	(33,722)	(1,456,453)
Astronics Corp.	(191,152)	(12,755,573)
BWX Technologies, Inc.	(34,050)	(6,962,885)
Camtek Ltd.	(52,116)	(7,901,307)
Enovis Corp.	(17,619)	(400,832)
Fluor Corp.	(181,427)	(8,463,570)
Granite Construction, Inc.	(166,696)	(19,983,517)
Greenbrier Companies, Inc. (The)	(129,606)	(6,823,756)
Itron, Inc.	(42,594)	(3,817,700)
Joby Aviation, Inc.	(327,000)	(2,701,020)
OSI Systems, Inc.	(53,050)	(14,085,305)
Tetra Tech, Inc.	(200,927)	(6,051,921)
Xometry, Inc., Class A	(41,986)	(1,714,708)
		(93,118,547)
Materials — (2.08)%
B2Gold Corp.	(1,675,570)	(7,590,332)
Century Aluminum Co.	(295,532)	(17,344,773)
McEwen Mining, Inc.	(315,372)	(6,439,896)
		(31,375,001)
Technology — (11.42)%
A10 Networks, Inc.	(267,654)	(6,188,160)
Akamai Technologies, Inc.	(112,694)	(12,942,906)
Alkami Technology, Inc.	(91,173)	(1,428,681)
Applied Optoelectronics, Inc.	(138,200)	(11,690,337)
Bandwidth, Inc., Class A	(2,000)	(35,640)
Bentley Systems, Inc., Class B	(4,700)	(165,064)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
March 31, 2026

	Shares	Fair Value
Common Stocks — Short — (34.84)% (continued)
Technology — (11.42)% (continued)
BlackLine, Inc.	(67,915)	$(2,512,855)
Box, Inc., Class A	(67,650)	(1,599,246)
Check Point Software Technologies Ltd.	(11,697)	(1,670,916)
Cipher Mining, Inc.	(885,195)	(11,392,459)
Cleanspark, Inc.	(163,903)	(1,394,815)
Cloudflare, Inc., Class A	(28,444)	(5,869,135)
Cohu, Inc.	(313,049)	(9,585,560)
Commvault Systems, Inc.	(16,947)	(1,320,002)
CSG Systems International, Inc.	(30,500)	(2,438,170)
Datadog, Inc., Class A	(16,354)	(1,930,590)
Enovix Corp.	(241,800)	(1,252,524)
Euronet Worldwide, Inc.	(25,800)	(1,712,346)
Evolent Health, Inc., Class A	(341,000)	(777,480)
Global Payments, Inc.	(14,650)	(985,945)
Guidewire Software, Inc.	(17,700)	(2,647,212)
IREN Ltd.	(211,768)	(7,259,407)
Life360, Inc.	(84,400)	(3,445,208)
Microchip Technology, Inc.	(15,000)	(969,150)
MKS, Inc.	(64,900)	(14,914,669)
Nutanix, Inc., Class A	(59,086)	(2,245,859)
ON Semiconductor Corp.	(45,500)	(2,817,360)
Oracle Corp.	(11,500)	(1,691,765)
PagerDuty, Inc.	(38,879)	(241,439)
PAR Technology Corp.	(258,129)	(3,440,860)
Parsons Corp.	(50,122)	(2,715,109)
Penguin Solutions, Inc.	(411,889)	(7,249,246)
Pitney Bowes, Inc.	(278,474)	(3,077,138)
Progress Software Corp.	(49,100)	(1,259,415)
Rapid7, Inc.	(8,000)	(44,080)
Repay Holdings Corp., Class A	(337,901)	(878,543)
Semtech Corp.	(138,650)	(10,660,799)
Super Micro Computer, Inc.	(109,300)	(2,488,761)
Synaptics, Inc.	(13,464)	(943,019)
TeraWulf, Inc.	(488,100)	(7,043,283)
Ultra Clean Holdings, Inc.	(97,500)	(6,062,550)
Varonis Systems, Inc.	(40,484)	(869,191)
Veeco Instruments, Inc.	(169,000)	(5,722,340)
Vishay Intertechnology, Inc.	(164,343)	(2,958,174)
Wix.com Ltd.	(20,055)	(1,806,354)
Workiva, Inc., Class A	(23,498)	(1,401,186)
Zscaler, Inc.	(1,725)	(242,000)
		(171,986,948)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
March 31, 2026

	Shares	Fair Value
Common Stocks — Short — (34.84)% (continued)
Utilities — (0.36)%
CenterPoint Energy, Inc.	(11,000)	$(474,760)
Ormat Technologies, Inc.	(23,740)	(2,656,980)
WEC Energy Group, Inc.	(19,550)	(2,263,304)
		(5,395,044)

Total Common Stocks — Short
(Proceeds Received $511,416,794)		(524,542,629)

Total Securities Sold Short — (34.84)%
(Proceeds Received $511,416,794)		(524,542,629)

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund
Schedule of Futures Contracts
March 31, 2026

		Expiration	Notional	Value/Unrealized
Futures Contracts	Contracts	Date	Amount	Appreciation
Short Contracts
CBOT 5-Year US Treasury Note Future	(400)	July 2026	$(43,271,875)	$440,625
Total Futures				$440,625

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund
Schedule of Investments
March 31, 2026

	Shares	Fair Value
Preferred Stocks — 1.39%
Technology — 1.39%
Oracle Corp.	10,000	$450,100

Total Preferred Stocks
(Cost $449,651)		450,100

	Principal
	Amount
Convertible Bonds — 88.45%
Communications — 4.84%
AST SpaceMobile, Inc., 2.25%, 4/15/2036(a)	$1,000,000	967,000
BlackSky Technology, Inc., 8.25%, 8/1/2033(a)	500,000	603,750
		1,570,750
Consumer Discretionary — 5.99%
Etsy, Inc., 1.00%, 6/15/2030(a)	500,000	483,500
LCI Industries, 1.13%, 5/15/2026	1,000,000	995,700
NCL Corporation Ltd., 0.75%, 9/15/2030(a)	500,000	465,115
		1,944,315
Energy — 5.68%
Canadian Solar, Inc., 3.25%, 1/15/2031	1,000,000	796,000
T1 Energy, Inc., 5.25%, 12/1/2030	1,000,000	1,049,661
		1,845,661
Financials — 1.35%
Coinbase Global, Inc., 0.00%, 10/1/2029(a)	500,000	439,000

Health Care — 14.45%
Accuray, Inc., 3.75%, 6/1/2026	450,000	432,006
CRISPR Therapeutics AG, 1.73%, 3/1/2031	250,000	245,000
Inotiv, Inc., 3.25%, 10/15/2027	500,000	120,625
Integer Holdings Corp., 1.88%, 3/15/2030(a)	1,000,000	958,500
Pacira BioSciences, Inc., 2.13%, 5/15/2029	1,000,000	965,700
Repligen Corp., 1.00%, 12/15/2028	1,000,000	977,000
Zoetis, Inc., 0.25%, 6/15/2029(a)	1,000,000	995,000
		4,693,831
Industrials — 6.53%
Tetra Tech, Inc., 2.25%, 8/15/2028	1,000,000	1,049,150
Xometry, Inc., 1.00%, 2/1/2027	1,000,000	1,072,500
		2,121,650
Technology — 49.61%
A10 Networks, Inc., 2.75%, 4/1/2030(a)	1,000,000	1,192,345
Alkami Technology, Inc., 1.50%, 3/15/2030(a)	1,000,000	900,700
Bentley Systems, Inc., 0.38%, 7/1/2027	1,000,000	951,000
BlackLine, Inc., 1.00%, 6/1/2029	1,000,000	942,250
Box, Inc., 1.50%, 9/15/2029	500,000	459,500
Cohu, Inc., 1.50%, 1/15/2031(a)	500,000	673,000

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund
Schedule of Investments (continued)
March 31, 2026

	Principal
	Amount	Fair Value
Convertible Bonds — 88.45% (continued)
Technology — 49.61% (continued)
Commvault Systems, Inc., 0.00%, 9/15/2030	$1,000,000	$811,000
Datadog, Inc., 0.00%, 12/1/2029	1,000,000	970,250
IREN Ltd., 0.00%, 7/1/2031(a)	1,000,000	732,050
Microchip Technology, Inc., 0.00%, 2/15/2030	500,000	488,625
ON Semiconductor Corp., 0.50%, 3/1/2029	1,000,000	980,000
Parsons Corp., 2.63%, 3/1/2029	1,000,000	986,500
Penguin Solutions, Inc., 2.00%, 8/15/2030	1,000,000	1,007,539
Progress Software Corp., 3.50%, 3/1/2030	500,000	445,450
Rapid7, Inc., 0.25%, 3/15/2027	1,123,000	1,060,112
TeraWulf, Inc., 1.00%, 9/1/2031(a)	500,000	694,500
Unity Software, Inc., 0.00%, 3/15/2030(a)	1,000,000	998,100
Varonis Systems, Inc., 1.00%, 9/15/2029	1,000,000	874,871
Workiva, Inc., 1.25%, 8/15/2028	1,000,000	938,750
		16,106,542
Total Convertible Bonds
(Cost $28,839,013)		28,721,749

	Shares
Money Market Funds — 5.13%
First American Treasury Obligations Fund, Class X, 3.59%(b)	1,665,841	1,665,841

Total Money Market Funds
(Cost $1,665,841)		1,665,841

Total Investments — 94.97%
(Cost $30,954,505)		30,837,690

Other Assets in Excess of Liabilities — 5.03%		1,632,734

Net Assets — 100.00%		$32,470,424

(a)	Security exempt from registration under Rule 144A, or Section 4(2) of the Securities Act of 1933.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund
Schedule of Securities Sold Short
March 31, 2026

	Shares	Fair Value
Common Stocks — Short — (16.09)%
Communications — (2.32)%
AST SpaceMobile, Inc.	(6,800)	$(563,516)
BlackSky Technology, Inc.	(7,600)	(191,216)
		(754,732)
Consumer Discretionary — (0.72)%
Etsy, Inc.	(3,000)	(149,940)
Norwegian Cruise Lines Holdings Ltd.	(4,400)	(82,280)
		(232,220)
Energy — (2.30)%
Canadian Solar, Inc.	(20,994)	(290,767)
T1 Energy, Inc.	(104,000)	(456,560)
		(747,327)
Financials — (0.19)%
Coinbase Global, Inc., Class A	(350)	(61,114)

Health Care — (1.11)%
Inotiv, Inc.	(1,000)	(273)
Pacira Pharmaceuticals, Inc.	(4,400)	(99,440)
Repligen Corp.	(1,500)	(176,730)
Zoetis, Inc., Class A	(700)	(82,747)
		(359,190)
Industrials — (1.35)%
Tetra Tech, Inc.	(7,725)	(232,677)
Xometry, Inc., Class A	(5,000)	(204,200)
		(436,877)
Technology — (8.10)%
A10 Networks, Inc.	(12,700)	(293,624)
Alkami Technology, Inc.	(4,600)	(72,082)
BlackLine, Inc.	(2,000)	(74,000)
Cohu, Inc.	(8,954)	(274,171)
Datadog, Inc., Class A	(1,840)	(217,212)
IREN Ltd.	(7,300)	(250,244)
Microchip Technology, Inc.	(900)	(58,149)
ON Semiconductor Corp.	(2,900)	(179,568)
Oracle Corp.	(1,000)	(147,110)
Parsons Corp.	(3,000)	(162,510)
Penguin Solutions, Inc.	(16,000)	(281,600)
Progress Software Corp.	(900)	(23,085)
TeraWulf, Inc.	(29,500)	(425,684)
Unity Software, Inc.	(8,000)	(175,520)
		(2,634,559)
Total Common Stocks — Short
(Proceeds Received $6,118,484)		(5,226,019)

Total Securities Sold Short — (16.09)%
(Proceeds Received $6,118,484)		(5,226,019)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Statements of Assets and Liabilities
March 31, 2026

		Absolute
	Absolute	Capital	Absolute	Absolute
	CEF	Opportunities	Convertible	Flexible
	Opportunities	Fund	Arbitrage Fund	Fund
Assets
Investments in securities at fair value (cost $6,911,685, $41,625,936, $1,353,931,037 and $30,954,505, respectively)	$6,717,070	$55,763,802	$1,437,924,291	$30,837,690
Investments in affiliates at value (cost $–, $–, $29,831,184 and $–, respectively)	—	—	32,334,159	—
Cash	23,941	333,013	—	—
Cash at broker	2,969,445	513,065	555,535,492	6,818,092
Receivable for fund shares sold	35	4,000	1,463,263	—
Receivable for investments sold	584,376	—	380,388	—
Dividends and interest receivable	13,329	58,374	6,367,617	104,095
Tax reclaims receivable	—	1,704	795	66
Prepaid expenses	14,968	26,563	56,653	7,771
Total Assets	10,323,164	56,700,521	2,034,062,658	37,767,714
Liabilities
Securities sold short (premiums received $4,338,607,$–, $511,416,794 and $6,118,484, respectively)	4,223,254	—	524,542,629	5,226,019
Written options (premiums received $–, $3,730,326,$– and $–, respectively)	—	2,589,855	—	—
Payable for investments purchased	370,910	—	10,076	—
Payable for fund shares redeemed	—	126,000	2,311,819	—
Payable for net variation margin on futures contracts	—	—	56,250	—
Payable to Adviser	2,763	41,264	1,267,508	23,987
Accrued 12b-1 fees – Investor Shares	—	—	54,612	—

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Statements of Assets and Liabilities
March 31, 2026 (continued)

		Absolute
	Absolute	Capital	Absolute	Absolute
	CEF	Opportunities	Convertible	Flexible
	Opportunities	Fund	Arbitrage Fund	Fund
Liabilities (continued)
Payable to affiliates	$9,138	$14,884	$115,486	$11,340
Payable to auditors	22,500	22,400	23,000	22,400
Payable to trustees	5,412	5,412	5,412	5,412
Other accrued expenses	12,591	13,817	260,828	8,132
Payable for dividends on securities sold short	7,372	—	—	—
Total Liabilities	4,653,940	2,813,632	528,647,620	5,297,290
Net Assets	$5,669,224	$53,886,889	$1,505,415,038	$32,470,424
Net Assets consist of:
Paid-in capital	44,745,533	70,450,816	1,439,334,674	29,871,899
Accumulated earnings (deficit)	(39,076,309)	(16,563,927)	66,080,364	2,598,525
Net Assets	$5,669,224	$53,886,889	$1,505,415,038	$32,470,424
Institutional Shares
Net Assets	$5,669,224	$53,886,889	$1,219,850,857	$32,470,424
Shares outstanding (unlimited number of shares authorized, no par value)	875,528	5,332,084	104,301,166	2,949,254
Net asset value, offering and redemption price per share	$6.48	$10.11	$11.70	$11.01
Investor Shares
Net Assets	$—	$—	$285,564,181	$—
Shares outstanding (unlimited number of shares authorized, no par value)	—	—	24,492,843	—
Net asset value, offering and redemption price per share	$—	$—	$11.66	$—

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Statements of Operations
For the Year Ended March 31, 2026

		Absolute
	Absolute	Capital	Absolute	Absolute
	CEF	Opportunities	Convertible	Flexible
	Opportunities	Fund	Arbitrage Fund	Fund
Investment Income
Dividend income (net of foreign taxes withheld of $–, $14,490, $– and $–, respectively)	$675,206	$403,973	$—	$695
Dividend income from affiliated investments	—	—	949,808	—
Interest income	23,008	288,895	48,871,843	1,345,663
Total investment income	698,214	692,868	49,821,651	1,346,358
Expenses
Adviser	95,884	765,221	12,615,680	435,311
12b-1 fees – Investor Shares	—	—	472,768	—
Registration	31,337	32,149	88,030	26,793
Audit and tax preparation	22,882	22,782	23,382	22,782
Trustee	21,484	21,484	21,484	21,484
Legal	21,112	27,592	29,162	21,111
Administration	18,959	48,044	612,392	30,595
Transfer agent	18,678	18,428	81,288	18,337
Compliance services	13,567	17,316	40,917	13,566
Custodian	8,332	4,644	27,120	4,395
Report printing	3,140	3,369	61,581	2,704
Dividend expense on securities sold short	190,178	—	1,807,716	5,277
Miscellaneous	35,030	48,705	1,116,116	31,569
Total expenses	480,583	1,009,734	16,997,636	633,924
Fees contractually waived and expenses reimbursed by Adviser	(167,831)	(200,865)	—	(168,323)
Adviser fees waived related to investments in affiliated vehicles	—	—	(436,163)	—
Fees recouped by Adviser	—	—	879,696	—
Net operating expenses	312,752	808,869	17,441,169	465,601
Net investment income (loss)	385,462	(116,001)	32,380,482	880,757

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Statements of Operations
For the Year Ended March 31, 2026 (continued)

		Absolute
	Absolute	Capital	Absolute	Absolute
	CEF	Opportunities	Convertible	Flexible
	Opportunities	Fund	Arbitrage Fund	Fund
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	$509,666	$5,145,539	$159,203,381	$3,256,481
Affiliated investments	—	—	852,984	—
Securities sold short	(317,599)	—	(120,594,431)	(999,503)
Purchased options	—	(6,161,902)	—	—
Written options	—	(1,824,357)	—	—
Futures contracts	—	—	(694,655)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	54,307	(309,730)	60,417,666	(276,741)
Affiliated investments	—	—	1,743,835	—
Securities sold short	42,706	—	(41,653,777)	707,412
Purchased options	—	113,865	—	—
Written options	—	583,248	—	—
Futures contracts	—	—	782,700	—
Net realized and change in unrealized gain (loss) on investments	289,080	(2,453,337)	60,057,703	2,687,649
Net increase (decrease) in net assets resulting from operations	$674,542	$(2,569,338)	$92,438,185	$3,568,406

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Statements of Changes in Net Assets

	Absolute CEF Opportunities
	For the	For the
	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$385,462	$179,361
Net realized gain on investment securities transactions	192,067	361,799
Net change in unrealized appreciation (depreciation) of investment securities	97,013	(794,272)
Net increase (decrease) in net assets resulting from operations	674,542	(253,112)
Distributions to Shareholders from Earnings
Institutional Shares	(5,898)	(242,097)
Total distributions	(5,898)	(242,097)
Capital Transactions
Institutional Shares
Proceeds from shares sold	3,048,140	2,295,698
Reinvestment of distributions	5,802	234,621
Amount paid for shares redeemed	(4,031,053)	(16,247,127)
Total Institutional Shares	(977,111)	(13,716,808)
Net decrease in net assets resulting from capital transactions	(977,111)	(13,716,808)
Total Decrease in Net Assets	(308,467)	(14,212,017)
Net Assets
Beginning of year	5,977,691	20,189,708
End of year	$5,669,224	$5,977,691
Share Transactions
Institutional Shares
Shares sold	520,546	382,387
Shares issued in reinvestment of distributions	951	39,180
Shares redeemed	(652,993)	(2,493,370)
Total Institutional Shares	(131,496)	(2,071,803)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Statements of Changes in Net Assets

	Absolute Capital Opportunities Fund
	For the	For the
	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(116,001)	$317,349
Net realized gain (loss) on investment securities transactions	(2,840,720)	4,531,092
Net change in unrealized appreciation (depreciation) of investment securities	387,383	(4,345,085)
Net increase (decrease) in net assets resulting from operations	(2,569,338)	503,356
Distributions to Shareholders from Earnings
Institutional Shares	—	(551,884)
Total distributions	—	(551,884)
Capital Transactions
Institutional Shares
Proceeds from shares sold	15,417,270	15,305,953
Reinvestment of distributions	—	551,884
Amount paid for shares redeemed	(14,951,329)	(24,468,132)
Total Institutional Shares	465,941	(8,610,295)
Net increase (decrease) in net assets resulting from capital transactions	465,941	(8,610,295)
Total Decrease in Net Assets	(2,103,397)	(8,658,823)
Net Assets
Beginning of year	55,990,286	64,649,109
End of year	$53,886,889	$55,990,286
Share Transactions
Institutional Shares
Shares sold	1,466,091	1,473,619
Shares issued in reinvestment of distributions	—	53,708
Shares redeemed	(1,420,839)	(2,349,060)
Total Institutional Shares	45,252	(821,733)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Statements of Changes in Net Assets

	Absolute Convertible Arbitrage Fund
	For the	For the
	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$32,380,482	$31,339,136
Net realized gain on investment securities transactions	38,767,279	26,452,903
Net change in unrealized appreciation of investment securities	21,290,424	12,876,266
Net increase in net assets resulting from operations	92,438,185	70,668,305
Distributions to Shareholders from Earnings
Institutional Shares	(57,270,302)	(38,292,813)
Investor Shares	(9,107,394)	(8,090,201)
Total distributions	(66,377,696)	(46,383,014)
Capital Transactions
Institutional Shares
Proceeds from shares sold	480,958,092	269,925,529
Reinvestment of distributions	42,704,307	25,627,387
Amount paid for shares redeemed	(262,282,226)	(145,706,406)
Total Institutional Shares	261,380,173	149,846,510
Investor Shares
Proceeds from shares sold	137,880,682	9,450,426
Reinvestment of distributions	9,107,386	8,089,560
Amount paid for shares redeemed	(39,357,467)	(27,044,414)
Total Investor Shares	107,630,601	(9,504,428)
Net increase in net assets resulting from capital transactions	369,010,774	140,342,082
Total Increase in Net Assets	395,071,263	164,627,373
Net Assets
Beginning of year	1,110,343,775	945,716,402
End of year	$1,505,415,038	$1,110,343,775

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Statements of Changes in Net Assets (continued)

	Absolute Convertible Arbitrage Fund
	For the	For the
	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
Share Transactions
Institutional Shares
Shares sold	41,198,317	23,849,023
Shares issued in reinvestment of distributions	3,681,815	2,281,897
Shares redeemed	(22,457,158)	(12,885,318)
Total Institutional Shares	22,422,974	13,245,602
Investor Shares
Shares sold	11,804,745	837,257
Shares issued in reinvestment of distributions	787,548	722,223
Shares redeemed	(3,372,568)	(2,368,827)
Total Investor Shares	9,219,725	(809,347)

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Statements of Changes in Net Assets

	Absolute Flexible Fund
	For the	For the
	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$880,757	$1,174,246
Net realized gain on investment securities transactions	2,256,978	549,996
Net change in unrealized appreciation of investment securities	430,671	129,824
Net increase in net assets resulting from operations	3,568,406	1,854,066
Distributions to Shareholders from Earnings
Institutional Shares	(1,810,437)	(1,447,041)
Total distributions	(1,810,437)	(1,447,041)
Capital Transactions
Institutional Shares
Proceeds from shares sold	45,000	7,000,000
Reinvestment of distributions	1,810,437	1,447,041
Amount paid for shares redeemed	(45,403)	(7,136,240)
Total Institutional Shares	1,810,034	1,310,801
Net increase in net assets resulting from capital transactions	1,810,034	1,310,801
Total Increase in Net Assets	3,568,003	1,717,826
Net Assets
Beginning of year	28,902,421	27,184,595
End of year	$32,470,424	$28,902,421
Share Transactions
Institutional Shares
Shares sold	4,032	686,275
Shares issued in reinvestment of distributions	166,807	141,280
Shares redeemed	(4,032)	(699,170)
Total Institutional Shares	166,807	128,385

See accompanying notes which are an integral part of these financial statements.

Absolute CEF Opportunities — Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended March 31,
Selected Per Share Data:	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.94	$6.56	$7.00	$7.07	$7.88
Income from investment operations:
Net investment income (loss)(a)	0.35	0.16	0.09	(0.01)	(0.09)
Net realized and unrealized gain (loss) on Investments	0.19	(0.53)	(0.48)	(0.06)	(0.53)
Total from investment operations	0.54	(0.37)	(0.39)	(0.07)	(0.62)
Less distributions to shareholders from:
Net investment income	— (b)	(0.25)	(0.05)	—	(0.19)
Total from distributions	— (b)	(0.25)	(0.05)	—	(0.19)
Net asset value, end of year	$6.48	$5.94	$6.56	$7.00	$7.07
Total Return(c)	9.18%	(5.56)%	(5.62)%	(0.99)%	(7.96)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$5,669	$5,978	$20,190	$32,833	$30,563
Ratio of net investment income (loss) to average net assets	5.63%	2.59%	1.38%	(0.13)%	(1.15)%
Ratio of net expenses to average net assets	4.57%	2.90%	1.72%	1.79%	1.69%
Dividend and interest expenses	2.78%	0.87%	—%	0.02%	0.05%
Net expenses without dividend and interest expenses	1.79%	1.79%	1.72%	1.77%	1.64%
Ratio of gross expenses to average net assets before waiver or recoupment	7.02%	5.51%	2.46%	2.34%	2.32%
Portfolio turnover	389%	169%	15%	42%	11%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate the investor would have earned or lost on an investment in Absolute CEF Opportunities, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Absolute Capital Opportunities Fund — Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended March 31,
Selected Per Share Data:	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.59	$10.58	$9.54	$10.09	$10.63
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.05	0.04	(0.02)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.46)	0.05	1.01	(0.53)	(0.43)
Total from investment operations	(0.48)	0.10	1.05	(0.55)	(0.54)
Less distributions to shareholders from:
Net investment income	—	(0.09)	(0.01)	—	—
Total from distributions	—	(0.09)	(0.01)	—	—
Net asset value, end of year	$10.11	$10.59	$10.58	$(9.54)	$10.09
Total Return(b)	(4.53)%	0.98%	10.97%	(5.45)%	(5.08)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$53,887	$55,990	$64,649	$96,681	$146,266
Ratio of net investment income (loss) to average net assets	(0.21)%	0.51%	0.41%	(0.17)%	(1.10)%
Ratio of net expenses to average net assets	1.48%	1.48%	1.48%	1.55%	1.57%
Dividend and interest expenses	—%	—%	—%	0.06%	0.08%
Net expenses without dividend and interest expenses	1.48%	1.48%	1.48%	1.49%	1.49%
Ratio of gross expenses to average net assets before waiver or recoupment	1.85%	1.76%	1.73%	1.71%	1.73%
Portfolio turnover	38%	23%	11%	120%	30%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return represents the rate the investor would have earned or lost on an investment in the Absolute Capital Opportunities Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund — Institutional Shares
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended March 31,
Selected Per Share Data:	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.43	$11.17	$10.90	$11.12	$11.34
Income from investment operations:
Net investment income(a)	0.30	0.36	0.38	0.21	0.01
Net realized and unrealized gain (loss) on investments	0.58	0.45	0.29	(0.07)	0.12
Total from investment operations	0.88	0.81	0.67	0.14	0.13
Less distributions to shareholders from:
Net investment income	(0.23)	(0.40)	(0.40)	(0.14)	—
Net realized gains	(0.38)	(0.15)	—	(0.22)	(0.35)
Total from distributions	(0.61)	(0.55)	(0.40)	(0.36)	(0.35)
Net asset value, end of year	$11.70	$11.43	$11.17	$10.90	$11.12
Total Return(b)	7.86%	7.38%	6.23%	1.30%	1.13%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$1,219,851	$936,212	$766,589	$783,028	$680,871
Ratio of net investment income to average net assets	2.60%	3.21%	3.44%	1.96%	0.10%
Ratio of net expenses to average net assets	1.31%	1.41%	1.37%	1.33%	1.51%
Dividend and interest expenses	0.14%	0.21%	0.17%	0.13%	0.31%
Net expenses without dividend and interest expenses	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to average net assets before waiver or recoupment	1.27%	1.38%	1.43%	1.54%	1.75%
Portfolio turnover(c)	24%	25%	51%	34%	45%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Total return represents the rate the investor would have earned or lost on an investment in the Absolute Convertible Arbitrage Fund - Institutional Shares, assuming reinvestment of distributions.

(c)	Portfolio turnover is calculated on the basis on the Absolute Convertible Arbitrage Fund as a whole, without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Absolute Convertible Arbitrage Fund — Investor Shares
Financial Highlights
(For a share outstanding during each period)

					For the
					Period
					Ended
	For the Years Ended March 31,				March 31,
Selected Per Share Data:	2026	2025	2024	2023	2022(a)
Net asset value, beginning of period	$11.40	$11.14	$10.86	$11.09	$11.34
Income from investment operations:
Net investment income(b)	0.27	0.34	0.35	0.24	—	(c)
Net realized and unrealized gain (loss) on investments	0.58	0.44	0.29	(0.14)	0.10
Total from investment operations	0.85	0.78	0.64	0.10	0.10
Less distributions to shareholders from:
Net investment income	(0.21)	(0.37)	(0.36)	(0.11)	—
Net realized gains	(0.38)	(0.15)	—	(0.22)	(0.35)
Total from distributions	(0.59)	(0.52)	(0.36)	(0.33)	(0.35)
Net asset value, end of period	$11.66	$11.40	$11.14	$10.86	$10.09
Total Return(d)	7.53%	7.13%	6.03%	1.01%	0.86	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$285,564	$174,132	$179,128	$274,291	$30,533
Ratio of net investment income (loss) to average net assets	2.34%	2.97%	3.16%	2.20%	(0.01	)% (f)
Ratio of net expenses to average net assets	1.56%	1.67%	1.62%	1.58%	1.77	% (f)
Dividend and interest expenses	0.15%	0.22%	0.17%	0.13%	0.32	% (f)
Net expenses without dividend and interest expenses	1.45%	1.45%	1.45%	1.45%	1.45	% (f)
Ratio of gross expenses to average net assets before waiver or recoupment	1.52%	1.64%	1.71%	1.82%	2.16	% (f)
Portfolio turnover(g)	24%	25%	51%	34%	45	% (e)

(a)	For the period February 25, 2021 (commencement of operations) to March 31, 2022.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Rounds to less than $0.005 per share.

(d)	Total return represents the rate the investor would have earned or lost on an investment in the Absolute Convertible Arbitrage Fund - Investor Shares, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Absolute Convertible Arbitrage Fund as a whole, without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Absolute Flexible Fund — Institutional Shares
Financial Highlights
(For a share outstanding during each period)

				For the
				Period
				Ended
	For the Years Ended March 31,			March 31,
Selected Per Share Data:	2026	2025	2024	2023(a)
Net asset value, beginning of period	$10.39	$10.24	$10.32	$10.00
Income from investment operations:
Net investment income(b)	0.31	0.43	0.54	0.30
Net realized and unrealized gain on investments	0.95	0.25	0.07	0.23
Total from investment operations	1.26	0.68	0.61	0.53
Less distributions to shareholders from:
Net investment income	(0.34)	(0.47)	(0.50)	(0.17)
Net realized gains	(0.30)	(0.06)	(0.19)	(0.04)
Total from distributions	(0.64)	(0.53)	(0.69)	(0.21)
Net asset value, end of period	$11.01	$10.39	$10.24	$10.32
Total Return(c)	12.32%	6.83%	6.16%	5.37	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$32,470	$28,902	$27,185	$21,438
Ratio of net investment income to average net assets	2.83%	4.15%	5.22%	3.96	% (e)
Ratio of net expenses to average net assets	1.50%	1.50%	1.51%	1.49	% (e)
Dividend and interest expenses	0.02%	0.02%	0.02%	—	% (e)
Net expenses without dividend and interest expenses	1.48%	1.48%	1.49%	1.49	% (e)
Ratio of gross expenses to average net assets before waiver or recoupment	2.04%	2.06%	2.13%	2.43	% (e)
Portfolio turnover	73%	52%	50%	21	% (d)

(a)	For the period June 30, 2022 (commencement of operations) to March 31, 2023.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Absolute Flexible Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Absolute Mutual Funds
Notes to the Financial Statements
March 31, 2026

NOTE 1. ORGANIZATION

Absolute CEF Opportunities (“CEF Opportunities”), Absolute Capital Opportunities Fund (“Capital Opportunities Fund”), Absolute Convertible Arbitrage Fund (“Convertible Arbitrage Fund”) and Absolute Flexible Fund (“Flexible Fund”) (individually, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). Prior to a tax-free reorganization as of the close of business on September 8, 2023, the Funds were each a diversified series of the Forum Funds Trust (collectively the “Predecessor Funds”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Absolute Investment Advisers LLC (the “Adviser”). Effective January 1, 2026, Focus Financial Partners, LLC is the sub-adviser to Capital Opportunities Fund. Prior to January 1, 2026, Kovitz Investment Group Partners, LLC was the sub-adviser to the Capital Opportunities Fund. CEF Opportunities currently offers Institutional Shares. Institutional Shares of CEF Opportunities’ Predecessor Fund commenced operations on July 11, 2005 with the same investment objective but different investment strategies. CEF Opportunities seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500® Index. Capital Opportunities Fund currently offers Institutional Shares. Institutional Shares of Capital Opportunities Fund’s Predecessor Fund commenced operations on December 30, 2015. Capital Opportunities Fund seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices, such as the S&P 500® Index. Flexible Fund currently offers Institutional Shares. Institutional Shares of Flexible Fund’s Predecessor Fund commenced operations on June 30, 2022. Flexible Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices.

Convertible Arbitrage Fund currently offers Institutional Shares and Investor Shares. Convertible Arbitrage Fund’s Predecessor Fund commenced operations on August 14, 2017, after it acquired the net assets of the Mohican VCA Fund, LP, a privately offered hedge fund (“Mohican”), in exchange for Convertible Arbitrage Fund Predecessor Fund’s shares. Mohican commenced operations in 2002. Convertible Arbitrage Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices. Investor Class Shares of Convertible Arbitrage Fund’s Predecessor Fund commenced operations on April 1, 2021.

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

The Funds acquired all of the assets and liabilities of the Predecessor Funds in a tax-free reorganization on September 8, 2023. In connection with this acquisition, shares of each Predecessor Fund’s Institutional Class were exchanged for Institutional Class shares of the corresponding Fund and shares of the Investor Class of Convertible Arbitrage Predecessor Fund were exchanged for Investor Class shares of the Convertible Arbitrage Fund. The Predecessor Funds of each of Capital Opportunities Fund, Convertible Arbitrage Fund, and Flexible Fund had investment objectives and strategies that were, in all material respects, the same as those of their respective Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the applicable Funds. The Predecessor Fund of CEF Opportunities had an investment objective the same as CEF Opportunities and, prior to CEF Opportunities changing its principal investment strategies on October 22, 2024, had the same investment strategies which are reflected in this report. The Funds’ performance for periods prior to September 11, 2023 is that of the Predecessor Funds. The Funds are a continuation of the Predecessor Funds, and therefore, the performance information includes the performance of the Predecessor Funds.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended March 31, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended March 31, 2026, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid semi-annually. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of each Fund.

For the fiscal year ended March 31, 2026, the Funds made the following reclassifications to increase (decrease) the components of net assets:

		Accumulated
	Paid-In Capital	Earnings (Deficit)
CEF Opportunities	$6,518	$(6,518)
Capital Opportunities Fund	(119,130)	119,130

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A Fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a Fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value (“NAV”). These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of March 31, 2026, for each Fund, if any, are disclosed in each Fund’s Schedule of Futures Contracts.

Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which a Fund sells a security that it does not own.

To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Statements of Operations.

Purchased Options – When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

The values of each individual purchased option outstanding as of March 31, 2026, for each Fund, if any, are disclosed in each Fund’s Schedule of Investments.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of March 31, 2026, for each Fund, if any, are disclosed in each Fund’s Schedule of Written Options.

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.

When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Futures contracts that a Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, the administrator, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:

CEF Opportunities	Valuation Inputs
Assets:	Level 1	Level 2	Level 3	Total
Closed End Funds	$6,694,302	$—	$—	$6,694,302
Rights	820	—	—	820
Money Market Funds	21,948	—	—	21,948
Total	$6,717,070	$—	$—	$6,717,070
Liabilities:
Closed End Funds	$(1,629,800)	$—	$—	$(1,629,800)
Exchange-Traded Funds	(2,593,454)	—	—	(2,593,454)
Total	$(4,223,254)	$—	$—	$(4,223,254)
Capital Opportunities Fund
Assets:
Common Stocks(a)	$45,960,512	$—	$—	$45,960,512
Purchased Call Options	510,396	—	—	510,396
Purchased Put Options	1,291,076	—	—	1,291,076
Money Market Funds	8,001,818	—	—	8,001,818
Total	$55,763,802	$—	$—	$55,763,802
Liabilities:
Written Call Options	$(2,385,613)	$—	$—	$(2,385,613)
Written Put Options	(204,242)	—	—	(204,242)
Total	$(2,589,855)	$—	$—	$(2,589,855)
Convertible Arbitrage Fund
Assets:
Mutual Funds	$32,334,159	$—	$—	$32,334,159
Preferred Stocks(a)	2,250,500	—	—	2,250,500
Convertible Bonds(a)	—	1,160,689,530	—	1,160,689,530
Money Market Funds	274,984,262	—	—	274,984,262
Futures(b)	440,625	—	—	440,625
Total	$310,009,546	$1,160,689,530	$—	$1,470,699,076
Liabilities:
Common Stocks(a)	$(524,542,629)	$—	$—	$(524,542,629)
Total	$(524,542,629)	$—	$—	$(524,542,629)

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

Flexible Fund	Valuation Inputs
Assets:	Level 1	Level 2	Level 3	Total
Preferred Stocks(a)	$450,100	$—	$—	$450,100
Convertible Bonds(a)	—	28,721,749	—	28,721,749
Money Market Funds	1,665,841	—	—	1,665,841
Total	$2,115,941	$28,721,749	$—	$30,837,690
Liabilities:
Common Stocks(a)	$(5,226,019)	$—	$—	$(5,226,019)
Total	$(5,226,019)	$—	$—	$(5,226,019)

(a)	Refer to Schedule of Investments for sector classifications.

(b)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when a Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management of the Funds has concluded that Level 3 investments are not material in relation to net assets.

NOTE 4 – INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment managed by the Adviser. Issuers that are affiliates of a Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in a Fund owning in excess of 5% of the outstanding shares at period-end. The following tables reflect transactions during the period with entities that are affiliates as of March 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Convertible Arbitrage Fund

	Value				Change in
	Beginning of		Sales	Net Realized	Unrealized	Value End of
Fund	Period	Purchases	Proceeds	Gain	Appreciation	Period
Flexible Fund	$28,787,532	$1,802,792	$—	$—	$1,743,835	$32,334,159
Total	$28,787,532	$1,802,792	$—	$—	$1,743,835	$32,334,159

			Shares
	Dividend	Capital Gain	Beginning of			Shares End
Fund	Income	Distributions	Period	Purchases	Sales	of Period
Flexible Fund	$949,808	$—	2,770,696	166,103	—	2,936,799
Total	$949,808	$—	2,770,696	166,103	—	2,936,799

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

NOTE 5. DERIVATIVE TRANSACTIONS

The Funds may invest in certain derivatives, as detailed below, to meet their respective investment objective. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, a Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.

The Funds may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.

The following paragraphs provide more information on specific types of derivatives and activity in each Fund, as applicable:

The use of derivative instruments by Capital Opportunities Fund for the fiscal year ended March 31, 2026, related to the use of purchased options and written options. Capital Opportunities Fund utilized such options in order to manage or enhance return (including through leverage), to obtain leverage for speculative purposes, and to implement selective hedging and to manage risk exposure.

The use of derivative instruments by Convertible Arbitrage Fund for the fiscal year ended March 31, 2026, related to the use of futures contracts. Convertible Arbitrage Fund utilized futures contracts in order to generate absolute, risk-adjusted returns, to obtain leverage for speculative purposes, to gain exposure to certain asset classes (in which case the derivatives may have economic characteristics similar to those of the reference asset), and to implement selective hedging and to manage risk exposure.

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or underlying securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

designated by the futures contract. Generally, these futures contracts are closed out prior to the expiration date of the contracts. A public market exists in futures contracts covering certain indexes, financial instruments and foreign currencies.

A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option.

The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the underlying security) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2026, and the effect of derivative instruments on the Statements of Operations for the fiscal year ended March 31, 2026.

Location of Derivatives on Statements of Assets and Liabilities
Fund	Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
	Equity Price Risk:
Capital Opportunities Fund	Purchased Options	Investments in securities at fair value		$1,801,472
	Written Options		Written options	(2,589,855)
Convertible Arbitrage Fund	Futures Contracts		Payable for net variation margin on futures contracts	(56,250)

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

For the fiscal year ended March 31, 2026:

		Location of
		Gain (Loss) on		Change in
		Derivatives on		Unrealized
		Statements of	Realized Loss	Appreciation on
Fund	Derivatives	Operations	on Derivatives	Derivatives
	Equity Risk Exposure:	Net Realized and Change in Unrealized Gain (Loss) on Investments
Capital Opportunities Fund	Purchased Options		$(6,161,902)	$113,865
	Written Options		(1,824,357)	583,248
Convertible Arbitrage Fund	Futures Contracts		(694,655)	782,700

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2026:

			Gross Amounts
			Offset in
		Gross Amounts	Statements
		of Recognized	of Assets and
Fund	Derivatives	Liabilities	Liabilities
Capital Opportunities Fund	Written Options	$2,589,855	$—
Convertible Arbitrage Fund	Futures Contracts	56,250	—

	Gross Amounts Not Offset in Statements of Assets and Liabilities
Net Amounts
of Liabilities
Presented in
Statements
of Assets and	Financial	Collateral
Liabilities	Instruments	Pledged	Net Amount
$2,589,855	$(2,589,855)	$—	$—
56,250	(56,250)	—	—

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended March 31, 2026:

		Average Market
Fund	Derivatives	Value
Capital Opportunities Fund	Purchased Options	$1,065,976
	Written Options	(3,174,910)
Convertible Arbitrage Fund	Futures Contracts	37,253,971

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Pursuant to an investment management agreement, the Adviser receives a management fee from CEF Opportunities, Capital Opportunities Fund, Convertible Arbitrage Fund and Flexible Fund at an annual rate of 1.40%, 1.40%, 1.00% and 1.40%, respectively, of such Fund’s average daily net assets.

Any sub-advisory fee, calculated as a percentage of a Fund’s average daily net assets managed by a subadviser, is paid by the Adviser out of the fees it receives pursuant to the management agreement.

The Trust and the Adviser assumed the expense limitation agreements that were in effect for each Predecessor Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse certain CEF Opportunities’ operating expenses, but only to the extent necessary so that the CEF Opportunities’ total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.79% of CEF Opportunities’ average daily net assets. The contractual agreement is in place through at least July 31, 2026 and may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser. For the fiscal year ended March 31, 2026, the Adviser waived fees of $167,831 for CEF Opportunities Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each of Capital Opportunities Fund’s and Flexible Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

Fund’s business, do not exceed 1.48% of Capital Opportunities Fund’s average daily net assets and 1.48% of Flexible Fund’s average daily net assets. The contractual agreement is in place through at least July 31, 2026 and may only be waived by the Board upon sixty (60) days’ written notice to the Adviser. For the fiscal year ended March 31, 2026, the Adviser waived fees of $200,865 and $168,323 for Capital Opportunities Fund and Flexible Fund, respectively.

The Adviser has also contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Convertible Arbitrage Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.20% and 1.45% of Convertible Arbitrage Fund’s average daily net assets of the Institutional Shares and Investor Shares, respectively, through at least July 31, 2026. The contractual agreement may not be terminated prior to this date except by the Board upon sixty (60) days’ written notice to the Adviser. For the fiscal year ended March 31, 2026, the Adviser recouped fees of $879,896 for Convertible Arbitrage Fund. In addition, the Adviser has agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute. As of March 31, 2026, Convertible Arbitrage Fund owned 99.58% of Flexible Fund. For the fiscal year ended March 31, 2026, the Adviser waived management fees of $436,163 for Convertible Arbitrage Fund related to this investment in a pooled vehicle sponsored by the Adviser and this waiver is not subject to recoupment.

The expense caps may only be raised with the consent of the Board. The Adviser may recoup from a Fund fees waived (other than advisory fees waived by the Adviser related to the Funds’ investments in other pooled vehicles sponsored by the Adviser) and expenses reimbursed by the Adviser pursuant to the expense caps in the three years following the date the particular waiver/expense payment occurred in connection with a Fund or its predecessor fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the expense cap

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

apply. As of March 31, 2026, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions, from the Funds no later than the dates stated below:

		Capital
	CEF	Opportunities	Convertible
Recoverable Through	Opportunities	Fund	Arbitrage Fund	Flexible Fund
March 31, 2027	$172,366	$195,386	$39,480	$160,048
March 31, 2028	163,183	173,646	—	157,720
March 31, 2029	167,831	200,865	—	168,323

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter. The Trust has adopted a Rule 12b-1 plan under which the Convertible Arbitrage Fund pays the Distributor a fee up to 0.25% of the average daily net assets of Investor Shares of Convertible Arbitrage Fund for distribution services and/or the servicing of shareholder accounts.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

NOTE 7. INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
CEF Opportunities	$12,778,889	$13,404,487
Capital Opportunities Fund	18,108,645	21,042,184
Convertible Arbitrage Fund	176,854,700	149,929,436
Flexible Fund	17,124,974	19,407,221

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended March 31, 2026.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Convertible Arbitrage Fund owned 99.58% of the Flexible Fund’s outstanding shares. As a result, Convertible Arbitrage Fund may be deemed to control the Flexible Fund.

NOTE 9. FEDERAL INCOME TAX

At March 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments, including derivative instruments, for tax purposes were as follows:

			Net Unrealized
	Gross	Gross	Appreciation/
	Unrealized	Unrealized	(Depreciation)	Tax Cost of
Fund	Appreciation	Depreciation	on Investments	Investments
CEF Opportunities	$237,396	$(299,390)	$(61,994)	$2,555,811
Capital Opportunities Fund	15,994,784	(3,407,228)	12,587,556	43,176,246
Convertible Arbitrage Fund	211,633,620	(175,033,479)	36,600,141	909,115,681
Flexible Fund	2,166,007	(1,463,874)	702,133	24,909,538

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

The tax character of distributions for the fiscal year ended March 31, 2026, was as follows:

	Distributions Paid From:
			Total
	Ordinary	Net Long Term	Distributions
Fund	Income(a)	Capital Gains	Paid
CEF Opportunities	$5,898	$—	$5,898
Capital Opportunities Fund	—	—	—
Convertible Arbitrage Fund	25,011,105	41,366,591	66,377,696
Flexible Fund	1,552,834	257,603	1,810,437

The tax character of distributions for the fiscal year ended March 31, 2025, was as follows:

	Distributions Paid From:
		Total
	Ordinary	Distributions
Fund	Income(a)	Paid
CEF Opportunities	$242,097	$242,097
Capital Opportunities Fund	551,884	551,884
Convertible Arbitrage Fund	46,383,014	46,383,014
Flexible Fund	1,447,041	1,447,041

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Unrealized	Total
	Undistributed	Undistributed	Accumulated	Appreciation	Accumulated
	Ordinary	Long-Term	Capital and	(Depreciation)	Earnings
Fund	Income	Capital Gains	Other Losses	on Investments	(Deficit)
CEF Opportunities	$14,177	$—	$(39,028,491)	$(61,995)	$(39,076,309)
Capital Opportunities Fund	—	—	(30,291,954)	13,728,027	(16,563,927)
Convertible Arbitrage Fund	7,551,640	21,928,583	—	36,600,140	66,080,363
Flexible Fund	499,911	1,396,482	—	702,132	2,598,525

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to return of capital on equity securities, convertible bond deemed dividends, wash sales, mark to market on futures contracts, constructive sales, convertible bond premium amortization, straddles, cover loss deferrals, contingent payment debt instruments and deferred business interest expense.

Absolute Mutual Funds
Notes to the Financial Statements (continued)
March 31, 2026

As of March 31, 2026, CEF Opportunities and Capital Opportunities Fund had $38,077,537 and $30,270,029 of available short-term capital loss carryforwards, respectively, and CEF Opportunities had $950,954 of available long-term capital loss carryforwards not subject to expiration.

During the fiscal year ended March 31, 2026, CEF Opportunities Fund utilized $166,228 of long-term capital loss carryforwards and CEF Opporunities utilized $404,626 of short-term capital loss carryforwards.

For tax purposes, the current deferred post October short-term and long-term losses are $21,925 for Capital Opportunities Fund. These losses were recognized for tax purposes on the first business day of Capital Opportunities Fund’s current fiscal year, April 1, 2026.

NOTE 10. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of March 31, 2026, CEF Opportunities had 100% of the value of its net invested in investment companies. The financial statements of these funds can be found at www.sec.gov and should be read in conjunction with each Fund’s financial statements.

NOTE 11. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 12. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Absolute Mutual Funds and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, securities sold short, futures contracts, and written options of Absolute Mutual Funds, comprising the funds listed below (the “FUNDS”), each a series of Unified Series Trust, as of March 31, 2026, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Absolute CEF Opportunities Fund, Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund	For the year ended March 31, 2026	For the years ended March 31, 2026, and 2025	For the years ended March 31, 2026, 2025, 2024, and 2023
Absolute Flexible Fund	For the year ended March 31, 2026	For the years ended March 31, 2026, and 2025	For the years ended March 31, 2026, 2025, 2024 and the period from June 30, 2022 (commencement of operations) through March 31, 2023

The Funds’ financial highlights for the years ended March 31, 2022, and prior, were audited by other auditors whose report dated May 27, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 29, 2026

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Fund
CEF Opportunities	52.39%
Capital Opportunities Fund	—%
Convertible Arbitrage Fund	—%
Flexible Fund	—%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Fund
CEF Opportunities	56.43%
Capital Opportunities Fund	—%
Convertible Arbitrage Fund	—%
Flexible Fund	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2025 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

Fund
CEF Opportunities	—%
Capital Opportunities Fund	—%
Convertible Arbitrage Fund	—%
Flexible Fund	—%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Fund
CEF Opportunities	$—
Capital Opportunities Fund	—
Convertible Arbitrage Fund	41,366,591
Flexible Fund	257,603

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

DEAN FUNDS

Dean Small Cap Value Fund

Dean Mid Cap Value Fund

Dean Equity Income Fund

Annual Financial Statements

and Additional Information

March 31, 2026

Dean Small Cap Value Fund
Schedule of Investments
March 31, 2026

COMMON STOCKS — 95.28%	Shares	Fair Value
Consumer Discretionary — 5.05%
Johnson Outdoors, Inc., Class A	37,092	$1,725,149
Leggett & Platt, Inc.	46,659	460,991
Rush Enterprises, Inc., Class A	29,842	1,972,855
Steven Madden Ltd.	36,249	1,229,566
Winnebago Industries, Inc.	13,826	428,468
YETI Holdings, Inc.(a)	76,039	2,782,266
		8,599,295
Consumer Staples — 10.62%
J&J Snack Foods Corp.	22,913	1,816,314
John B. Sanfilippo & Son, Inc.	76,700	6,084,610
Marzetti Co. (The)	13,141	1,817,795
Mission Produce, Inc.(a)	212,114	2,918,689
Reynolds Consumer Products, Inc.	256,173	5,425,744
		18,063,152
Energy — 5.68%
Helmerich & Payne, Inc.	171,636	6,184,045
Innovex International, Inc.(a)	130,582	3,184,895
World Kinect Corp.	12,982	299,495
		9,668,435
Financials — 18.61%
1st Source Corp.	51,457	3,561,338
Camden National Corp.	87,898	4,170,761
Cathay General Bancorp	20,064	1,000,391
Diamond Hill Investment Group, Inc.	6,407	1,102,645
Employers Holdings, Inc.	70,691	2,908,227
First Financial Corp.	33,720	2,131,104
Fulton Financial Corp.	112,063	2,279,361
Great Southern Bancorp, Inc.	12,081	762,674
Independent Bank Corp.	26,470	1,990,809
PROG Holdings, Inc.	81,434	2,336,341
QCR Holdings, Inc.	45,072	3,851,402
S&T Bancorp, Inc.	56,687	2,371,217
Safety Insurance Group, Inc.	31,676	2,300,945
Simmons First National Corp., Class A	46,152	897,656
		31,664,871
Health Care — 5.70%
Addus HomeCare Corp.(a)	42,793	4,007,564
Prestige Consumer Healthcare, Inc.(a)	96,060	5,693,477
		9,701,041
Industrials — 24.27%
AAR Corp.(a)	29,168	3,192,729
Advanced Energy Industries, Inc.	11,106	3,584,017
Alamo Group, Inc.	23,773	3,921,832
Astec Industries, Inc.	9,442	508,357
Atkore, Inc.	7,832	461,383
Bel Fuse, Inc., Class B	21,020	4,161,540

See accompanying notes which are an integral part of these financial statements.

1

Dean Small Cap Value Fund
Schedule of Investments (continued)
March 31, 2026

COMMON STOCKS — 95.28% - continued	Shares	Fair Value
Industrials — 24.27% - continued
Brady Corp., Class A	53,576	$4,352,515
Cactus, Inc., Class A	115,323	5,462,851
Douglas Dynamics, Inc.	31,023	1,305,758
ESCO Technologies, Inc.	7,249	2,039,651
Healthcare Services Group, Inc.(a)	59,017	1,094,765
Heartland Express, Inc.	346,476	3,603,350
Kennametal, Inc.	113,500	4,100,755
Littelfuse, Inc.	5,224	1,772,764
Werner Enterprises, Inc.	58,597	1,723,338
		41,285,605
Materials — 6.94%
Minerals Technologies, Inc.	38,104	2,702,336
Quaker Houghton	25,139	3,123,018
Sonoco Products Co.	35,380	1,913,704
Stepan Co.	81,267	4,061,725
		11,800,783
Real Estate — 2.10%
Broadstone Net Lease, Inc.	195,940	3,579,824

Technology — 8.59%
Cohu, Inc.(a)	125,279	3,836,043
CSG Systems International, Inc.	23,930	1,912,964
Synaptics, Inc.(a)	11,039	773,172
Viavi Solutions, Inc.(a)	171,973	5,723,261
Vishay Intertechnology, Inc.	131,564	2,368,152
		14,613,592
Utilities — 7.72%
American States Water Co.	66,212	5,006,951
Chesapeake Utilities Corp.	23,924	3,023,276
Portland General Electric Co.	96,875	5,112,094
		13,142,321

Total Common Stocks/Investments — 95.28% (Cost $145,785,141)		162,118,919
Other Assets in Excess of Liabilities — 4.72%		8,036,386
NET ASSETS — 100.00%		$170,155,305

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

2

Dean Mid Cap Value Fund
Schedule of Investments
March 31, 2026

COMMON STOCKS — 95.58%	Shares	Fair Value
Communications — 1.45%
Omnicom Group, Inc.	47,213	$3,555,611

Consumer Discretionary — 8.61%
BorgWarner, Inc.	78,129	4,239,280
Hasbro, Inc.	41,941	3,925,678
Levi Strauss & Co., Class A	166,347	3,075,756
LKQ Corp.	121,092	3,556,472
Masco Corp.	50,491	3,048,142
PulteGroup, Inc.	28,049	3,298,842
		21,144,170
Consumer Staples — 7.49%
BJ’s Wholesale Club Holdings, Inc.(a)	42,812	4,213,557
Dollar General Corp.	42,606	5,058,611
Hershey Co. (The)	25,460	5,292,879
US Foods Holding Corp.(a)	41,519	3,828,467
		18,393,514
Energy — 6.30%
Baker Hughes Co., Class A	84,835	5,179,177
Coterra Energy, Inc.	136,724	4,804,481
Permian Resources Corp., Class A	257,727	5,494,740
		15,478,398
Financials — 14.63%
Assurant, Inc.	20,757	4,521,082
Bank of New York Mellon Corp. (The)	53,718	6,372,566
Hartford Insurance Group, Inc. (The)	32,859	4,443,523
Prosperity Bancshares, Inc.	66,707	4,481,376
Raymond James Financial, Inc.	26,214	3,795,525
Regions Financial Corp.	154,414	4,033,294
Reinsurance Group of America, Inc.	20,673	4,220,600
W.R. Berkley Corp.	61,300	4,062,964
		35,930,930
Health Care — 8.13%
Encompass Health Corp.	41,087	3,974,346
Jazz Pharmaceuticals PLC(a)	39,128	7,397,148
Quest Diagnostics, Inc.	23,002	4,507,932
Zimmer Biomet Holdings, Inc.	45,366	4,101,994
		19,981,420
Industrials — 20.31%
AGCO Corp.	32,709	3,789,992
Dover Corp.	21,611	4,504,813
Gates Industrial Corp. PLC(a)	169,324	3,828,415
ITT, Inc.	22,580	4,302,167
Keysight Technologies, Inc.(a)	20,144	5,688,061
Knight-Swift Transportation Holdings, Inc.	82,316	4,739,755
L3Harris Technologies, Inc.	14,596	5,037,809
Littelfuse, Inc.	17,791	6,037,376
Regal Rexnord Corp.	20,260	3,793,888

See accompanying notes which are an integral part of these financial statements.

3

Dean Mid Cap Value Fund
Schedule of Investments (continued)
March 31, 2026

COMMON STOCKS — 95.58% - continued	Shares	Fair Value
Industrials — 20.31% - continued
Republic Services, Inc.	17,164	$3,759,259
WESCO International, Inc.	16,217	4,437,296
		49,918,831
Materials — 6.76%
Avery Dennison Corp.	26,716	4,613,318
Eastman Chemical Co.	57,316	4,374,357
International Flavors & Fragrances, Inc.	61,043	4,428,670
RPM International, Inc.	32,182	3,198,891
		16,615,236
Real Estate — 5.99%
AvalonBay Communities, Inc.	20,492	3,347,368
CBRE Group, Inc., Class A(a)	24,155	3,272,036
Regency Centers Corp.	58,081	4,394,409
STAG Industrial, Inc.	102,634	3,700,982
		14,714,795
Technology — 6.54%
Arrow Electronics, Inc.(a)	29,344	4,208,223
Microchip Technology, Inc.	56,362	3,641,549
MKS, Inc.	16,930	3,890,683
SS&C Technologies Holdings, Inc.	63,893	4,317,250
		16,057,705
Utilities — 9.37%
Ameren Corp.	47,607	5,232,961
Atmos Energy Corp.	25,573	4,723,845
CenterPoint Energy, Inc.	98,842	4,266,021
OGE Energy Corp.	101,267	4,856,765
Xcel Energy, Inc.	49,533	3,934,902
		23,014,494

Total Common Stocks/Investments — 95.58% (Cost $187,782,840)		234,805,104
Other Assets in Excess of Liabilities — 4.42%		10,868,839
NET ASSETS — 100.00%		$245,673,943

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

4

Dean Equity Income Fund
Schedule of Investments
March 31, 2026

COMMON STOCKS — 98.05%	Shares	Fair Value
Communications — 5.68%
Comcast Corp., Class A	35,984	$1,033,101
Omnicom Group, Inc.	18,453	1,389,695
Verizon Communications, Inc.	44,881	2,253,026
		4,675,822
Consumer Discretionary — 2.78%
Home Depot, Inc. (The)	4,482	1,474,085
LKQ Corp.	27,746	814,900
		2,288,985
Consumer Staples — 13.32%
Altria Group, Inc.	29,723	1,961,421
Hershey Co. (The)	8,436	1,753,760
Mondelez International, Inc., Class A	22,078	1,272,576
PepsiCo, Inc.	18,981	2,947,559
Procter & Gamble Co. (The)	12,390	1,789,612
Sysco Corp.	17,465	1,245,778
		10,970,706
Energy — 8.48%
Chevron Corp.	15,620	3,231,778
EOG Resources, Inc.	18,585	2,686,833
Kinder Morgan, Inc., Class P	31,898	1,069,540
		6,988,151
Financials — 14.63%
BlackRock, Inc.	1,054	1,013,642
JPMorgan Chase & Co.	6,591	1,938,809
Marsh & McLennan Companies, Inc.	6,525	1,131,761
PNC Financial Services Group, Inc. (The)	8,963	1,865,111
Principal Financial Group, Inc.	22,737	2,048,831
Prudential Financial, Inc.	13,906	1,358,477
T. Rowe Price Group, Inc.	16,081	1,449,542
Truist Financial Corp.	27,021	1,242,155
		12,048,328
Health Care — 10.81%
Amgen, Inc.	7,909	2,782,782
Bristol-Myers Squibb Co.	16,740	1,015,281
Johnson & Johnson	10,611	2,593,752
Merck & Co., Inc.	11,665	1,403,183
Pfizer, Inc.	39,411	1,106,661
		8,901,659
Industrials — 10.08%
Fastenal Co.	24,517	1,137,589
Illinois Tool Works, Inc.	9,293	2,418,875
Lockheed Martin Corp., Class B	2,438	1,473,503
Paychex, Inc.	18,124	1,669,583
Union Pacific Corp.	6,591	1,599,108
		8,298,658

See accompanying notes which are an integral part of these financial statements.

5

Dean Equity Income Fund Schedule
of Investments (continued)
March 31, 2026

COMMON STOCKS — 98.05% - continued	Shares	Fair Value
Materials — 5.02%
Air Products & Chemicals, Inc.	5,009	$1,455,065
PPG Industries, Inc.	12,390	1,324,243
Sonoco Products Co.	25,044	1,354,630
		4,133,938
Real Estate — 9.09%
American Tower Corp., Class A	6,129	1,057,743
Digital Realty Trust, Inc.	9,490	1,710,193
Essex Property Trust, Inc.	7,513	1,818,146
Lamar Advertising Co., Class A	15,026	1,903,193
Public Storage	3,691	999,818
		7,489,093
Technology — 5.32%
Amdocs Ltd.	23,989	1,565,522
Cisco Systems, Inc.	18,453	1,431,768
Texas Instruments, Inc.	7,118	1,381,889
		4,379,179
Utilities — 12.84%
Alliant Energy Corp.	23,330	1,674,161
American Electric Power Company, Inc.	14,170	1,857,404
Duke Energy Corp.	13,049	1,708,636
NextEra Energy, Inc.	13,181	1,224,251
WEC Energy Group, Inc.	16,806	1,945,631
Xcel Energy, Inc.	27,285	2,167,520
		10,577,603

Total Common Stocks/Investments — 98.05% (Cost $70,396,034)		80,752,122
Other Assets in Excess of Liabilities — 1.95%		1,607,948
NET ASSETS — 100.00%		$82,360,070

See accompanying notes which are an integral part of these financial statements.

6

Dean Funds
Statements of Assets and Liabilities
March 31, 2026

	Dean Small Cap	Dean Mid Cap	Dean Equity
	Value Fund	Value Fund	Income Fund
Assets
Investments in securities at value (cost $145,785,141, $187,782,840 and $70,396,034)	$162,118,919	$234,805,104	$80,752,122
Cash and cash equivalents	8,104,052	10,576,269	1,723,463
Receivable for fund shares sold	6,573	166,484	34
Receivable for investments sold	2,567,627	—	—
Dividends receivable	199,355	421,897	136,858
Prepaid expenses	14,868	17,706	11,284
Total Assets	173,011,394	245,987,460	82,623,761
Liabilities
Payable for investments purchased	2,599,108	—	14,174
Payable for fund shares redeemed	57,073	119,525	186,924
Payable to Adviser	131,244	124,620	26,225
Payable to affiliates	23,379	26,806	12,322
Payable to trustees	—	—	0
Other accrued expenses	45,285	42,566	24,046
Total Liabilities	2,856,089	313,517	263,691
Net Assets	$170,155,305	$245,673,943	$82,360,070
Net Assets consist of:
Paid-in capital	$157,192,643	$197,006,972	$71,136,282
Accumulated earnings	12,962,662	48,666,971	11,223,788
Net Assets	$170,155,305	$245,673,943	$82,360,070
Shares outstanding (unlimited number of shares authorized, no par value)	8,543,269	8,792,845	3,703,635
Net asset value, offering and redemption price per share	$19.92	$27.94	$22.24

See accompanying notes which are an integral part of these financial statements.

7

Dean Funds
Statements of Operations
For the year ended March 31, 2026

	Dean Small Cap	Dean Mid Cap	Dean Equity
	Value Fund	Value Fund	Income Fund
Investment Income
Dividend income (net of foreign taxes withheld of $911, $– and $5,651)	$3,356,904	$4,250,007	$3,107,421
Total investment income	3,356,904	4,250,007	3,107,421

Expenses
Adviser	1,519,974	1,614,854	431,719
Administration	146,677	179,888	84,318
Custodian	56,128	28,853	12,762
Transfer agent	39,193	23,345	9,551
Fund accounting	36,269	35,857	21,097
Registration	28,088	28,755	23,073
Legal	24,131	24,131	24,131
Trustee	21,700	21,700	21,700
Audit and tax preparation	19,783	19,783	19,783
Compliance services	10,351	10,351	10,351
Report printing	7,501	17,759	4,300
Insurance	5,028	5,007	4,303
Pricing	1,529	1,382	1,360
Miscellaneous	50,706	50,708	19,355
Total expenses	1,967,058	2,062,373	687,803
Fees waived by Adviser	—	(231,961)	(83,309)
Net operating expenses	1,967,058	1,830,412	604,494
Net investment income	1,389,846	2,419,595	2,502,927
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,095,468	3,602,795	1,556,281
Net realized gain on foreign currency transactions	—	—	1,016
Net change in unrealized appreciation of investment securities	22,849,874	22,525,751	3,957,852
Net change in unrealized depreciation of foreign currency	—	—	91
Net realized and change in unrealized gain on investments	23,945,342	26,128,546	5,515,240
Net increase in net assets resulting from operations	$25,335,188	$28,548,141	$8,018,167

See accompanying notes which are an integral part of these financial statements.

8

Dean Funds
Statements of Changes in Net Assets

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,389,846	$3,050,144	$2,419,595	$1,552,460
Net realized gain on investment securities transactions	1,095,468	5,870,024	3,602,795	14,651,460
Net change in unrealized appreciation (depreciation) of investment securities	22,849,874	(11,507,171)	22,525,751	(2,426,544)
Net increase (decrease) in net assets resulting from operations	25,335,188	(2,587,003)	28,548,141	13,777,376
Distributions to Shareholders From:
Earnings	(3,298,117)	(7,593,080)	(13,353,213)	(11,881,979)
Total distributions	(3,298,117)	(7,593,080)	(13,353,213)	(11,881,979)
Capital Transactions
Proceeds from shares sold	17,962,946	27,470,011	69,767,380	67,068,041
Reinvestment of distributions	3,206,007	6,693,837	11,689,970	9,496,926
Amount paid for shares redeemed	(54,162,269)	(86,382,980)	(30,678,800)	(26,166,205)
Net increase (decrease) in net assets resulting from capital transactions	(32,993,316)	(52,219,132)	50,778,550	50,398,762
Total Increase (Decrease) in Net Assets	(10,956,245)	(62,399,215)	65,973,478	52,294,159
Net Assets
Beginning of year	181,111,550	243,510,765	179,700,465	127,406,306
End of year	$170,155,305	$181,111,550	$245,673,943	$179,700,465
Share Transactions
Shares sold	984,126	1,486,406	2,568,630	2,576,204
Shares issued in reinvestment of distributions	160,541	339,789	435,057	355,557
Shares redeemed	(3,067,308)	(4,637,018)	(1,127,686)	(1,000,114)
Net increase (decrease) in shares outstanding	(1,922,641)	(2,810,823)	1,876,001	1,931,647

See accompanying notes which are an integral part of these financial statements.

9

Dean Funds
Statements of Changes in Net Assets (continued)

	Dean Equity Income Fund
	For the Year	For the Year
	Ended	Ended
	March 31, 2026	March 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,502,927	$2,674,568
Net realized gain on investment securities transactions and foreign currency	1,557,297	2,520,347
Net change in unrealized appreciation of investment securities and foreign currency	3,957,943	3,165,403
Net increase in net assets resulting from operations	8,018,167	8,360,318
Distributions to Shareholders From:
Earnings	(3,519,374)	(4,450,931)
Total distributions	(3,519,374)	(4,450,931)
Capital Transactions
Proceeds from shares sold	14,499,641	12,216,854
Reinvestment of distributions	3,411,545	4,120,448
Amount paid for shares redeemed	(21,753,334)	(25,488,300)
Net decrease in net assets resulting from capital transactions	(3,842,148)	(9,150,998)
Total Increase (Decrease) in Net Assets	656,645	(5,241,611)
Net Assets
Beginning of year	81,703,425	86,945,036
End of year	$82,360,070	$81,703,425
Share Transactions
Shares sold	704,001	578,962
Shares issued in reinvestment of distributions	159,591	195,309
Shares redeemed	(1,002,970)	(1,220,481)
Net decrease in shares outstanding	(139,378)	(446,212)

See accompanying notes which are an integral part of these financial statements.

10

Dean Small Cap Value Fund
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended March 31,
	2026	2025	2024	2023	2022
Selected Per Share Data:
Net asset value, beginning of year	$17.30	$18.34	$18.78	$18.13	$16.96
Investment operations:
Net investment income	0.18	0.32	0.24	0.32	0.20
Net realized and unrealized gain (loss)	2.83	(0.65)	(0.35)	0.57	1.15
Total from investment operations	3.01	(0.33)	(0.11)	0.89	1.35
Less distributions to shareholders from:
Net investment income	(0.09)	(0.31)	(0.33)	(0.24)	(0.18)
Net realized gains	(0.30)	(0.40)	—	—	—
Total distributions	(0.39)	(0.71)	(0.33)	(0.24)	(0.18)
Net asset value, end of year	$19.92	$17.30	$18.34	$18.78	$18.13
Total Return(a)	17.36%	(2.26)%	(0.56)%	4.89%	7.98%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$170,155	$181,112	$243,511	$214,784	$180,266
Ratio of net expenses to average net assets (b)	1.16%	1.15%	1.14%	1.14%	1.13%
Ratio of gross expenses to average net assets before waiver or recoupment	1.16%	1.15%	1.14%	1.14%	1.13%
Ratio of net investment income to average net assets	0.82%	1.42%	1.60%	1.90%	1.15%
Portfolio turnover rate	160%	114%	81%	77%	57%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Ratio was determined after management fees reductions, expense reimbursements and/or recoupments.

See accompanying notes which are an integral part of these financial statements.

11

Dean Mid Cap Value Fund
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended March 31,
	2026	2025	2024	2023	2022
Selected Per Share Data:
Net asset value, beginning of year	$25.98	$25.56	$22.49	$23.79	$22.58
Investment operations:
Net investment income	0.27	0.22	0.23	0.29	0.19
Net realized and unrealized gain (loss)	3.32	2.06	4.12	(0.41)	2.34
Total from investment operations	3.59	2.28	4.35	(0.12)	2.53
Less distributions to shareholders from:
Net investment income	(0.27)	(0.23)	(0.26)	(0.21)	(0.20)
Net realized gains	(1.36)	(1.63)	(1.02)	(0.97)	(1.12)
Total distributions	(1.63)	(1.86)	(1.28)	(1.18)	(1.32)
Net asset value, end of year	$27.94	$25.98	$25.56	$22.49	$23.79
Total Return(a)	14.08%	8.70%	19.98%	(0.50)%	11.22%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$245,674	$179,700	$127,406	$74,467	$80,380
Ratio of net expenses to average net assets (b)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of gross expenses to average net assets before waiver or recoupment	0.96%	0.98%	1.06%	1.08%	1.06%
Ratio of net investment income to average net assets	1.12%	0.97%	1.18%	1.25%	0.75%
Portfolio turnover rate	31%	34%	48%	22%	27%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Ratio was determined after management fees reductions, expense reimbursements and/or recoupments.

See accompanying notes which are an integral part of these financial statements.

12

Dean Equity Income Fund
Financial Highlights
(For a share outstanding during each period)

	For the Years Ended March 31,			For the
				Period
				Ended
				March 31,
	2026	2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$21.26	$20.27	$19.41	$20.00
Investment operations:
Net investment income	0.63	0.65	0.60	0.18
Net realized and unrealized gain (loss)	1.24	1.41	0.98	(0.71)
Total from investment operations	1.87	2.06	1.58	(0.53)
Less distributions to shareholders from:
Net investment income	(0.63)	(0.65)	(0.71)	(0.06)
Net realized gains	(0.26)	(0.42)	(0.01)	—
Total distributions	(0.89)	(1.07)	(0.72)	(0.06)
Net asset value, end of period	$22.24	$21.26	$20.27	$19.41
Total Return(b)	9.00%	10.28%	8.43%	(2.66	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$82,360	$81,703	$86,945	$73,647
Ratio of net expenses to average net assets (d)	0.70%	0.70%	0.70%	0.70	% (e)
Ratio of gross expenses to average net assets before waiver or recoupment	0.80%	0.79%	0.79%	1.04	% (e)
Ratio of net investment income to average net assets	2.90%	3.06%	3.21%	3.62	% (e)
Portfolio turnover rate	30%	17%	19%	16	% (c)

(a)	For the period November 22, 2022 (commencement of operations) to March 31, 2023.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Ratio was determined after management fees reductions, expense reimbursements and/or recoupments.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

Dean Funds
Notes to the Financial Statements
March 31, 2026

NOTE 1. ORGANIZATION

Dean Small Cap Value Fund (the “Small Cap Fund”), Dean Mid Cap Value Fund (the “Mid Cap Fund”) and Dean Equity Income Fund (the “Equity Income Fund”) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of Unified Series Trust (the “Trust”). The Small Cap Fund and the Mid Cap Fund were organized on November 13, 2006 and the Equity Income Fund was organized on November 15, 2022. The Funds are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended from time to time (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (the “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of the Adviser. The investment objective of the Small Cap Fund and the Mid Cap Fund is long-term capital appreciation and, secondarily, dividend income. The investment objective of the Equity Income Fund is long-term capital appreciation with an income focus.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial

14

Dean Funds
Notes to the Financial Statements (continued)
March 31, 2026

statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended March 31, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended March 31, 2026, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital

15

Dean Funds
Notes to the Financial Statements (continued)
March 31, 2026

included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

16

Dean Funds
Notes to the Financial Statements (continued)
March 31, 2026

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided

17

Dean Funds
Notes to the Financial Statements (continued)
March 31, 2026

by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$162,118,919	$—	$—	$162,118,919
Total	$162,118,919	$—	$—	$162,118,919

18

Dean Funds
Notes to the Financial Statements (continued)
March 31, 2026

Mid Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$234,805,104	$—	$—	$234,805,104
Total	$234,805,104	$—	$—	$234,805,104

Equity Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$80,752,122	$—	$—	$80,752,122
Total	$80,752,122	$—	$—	$80,752,122

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Each Fund’s investments are managed by the Adviser pursuant to the terms of a management agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the management agreement for each Fund, the Adviser is entitled to a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90%, 0.75% and 0.50% of the average daily net assets of the Small Cap Fund, the Mid Cap Fund, and the Equity Income Fund, respectively. For the fiscal year ended March 31, 2026, the Adviser earned management fees, before the waiver described below, of $1,519,974, $1,614,854 and $431,719 from the Small Cap Fund, the Mid Cap Fund, and the Equity Income Fund, respectively. At March 31, 2026, the Adviser was owed $131,244 from the Small Cap Fund, $124,620 from the Mid Cap Fund, and $26,225 from the Equity Income Fund.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses through July 31, 2026 for each Fund, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in

19

Dean Funds
Notes to the Financial Statements (continued)
March 31, 2026

the ordinary course of the Funds’ business), do not exceed 1.25% of the Small Cap Fund’s average daily net assets, 0.85% of the Mid Cap Fund’s average daily net assets and 0.70% of the Equity Income Fund’s average daily net assets. For the fiscal year ended March 31, 2026, the Adviser waived fees of $231,961 and $83,309 for the Mid Cap Fund and the Equity Income Fund, respectively.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from a Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of March 31, 2026, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions, from the Mid Cap Fund and the Equity Income Fund no later than the dates stated below:

		Equity Income
Recoverable Through	Mid Cap Fund	Fund
March 31, 2027	$199,996	$72,686
March 31, 2028	209,770	79,889
March 31, 2029	231,961	83,309

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent

20

Dean Funds
Notes to the Financial Statements (continued)
March 31, 2026

Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended March 31, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Small Cap Fund	$265,499,027	$306,847,970
Mid Cap Fund	97,831,242	64,109,158
Equity Income Fund	25,468,118	29,587,253

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended March 31, 2026.

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Small Cap	Mid Cap	Equity Income
	Fund	Fund	Fund
Gross unrealized appreciation	$17,824,564	$50,427,134	$12,346,246
Gross unrealized depreciation	(3,660,458)	(3,515,523)	(2,631,276)
Net unrealized appreciation	$14,164,106	$46,911,611	$9,714,970
Tax cost of investments	$147,954,813	$187,893,493	$71,037,152

21

Dean Funds
Notes to the Financial Statements (continued)
March 31, 2026

The tax character of distributions paid for the fiscal years ended March 31, 2026 and March 31, 2025 were as follows:

	Small Cap Fund		Mid Cap Fund
	2026	2025	2026	2025
Distributions paid from:
Ordinary income(a)	$742,229	$6,525,553	$2,239,445	$1,448,631
Long-term capital gains	2,555,888	1,067,527	11,113,768	10,433,348
Total distributions paid	$3,298,117	$7,593,080	$13,353,213	$11,881,979

	Equity Income Fund
	2026	2025
Distributions paid from:
Ordinary income(a)	$2,501,837	$2,687,695
Long-term capital gains	1,017,537	1,763,236
Total distributions paid	$3,519,374	$4,450,931

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

			Equity Income
	Small Cap Fund	Mid Cap Fund	Fund
Undistributed ordinary income	$1,388,480	$708,213	$51,953
Undistributed long-term capital gains	—	1,047,147	1,456,865
Accumulated capital and other losses	(2,589,924)	—	—
Unrealized appreciation on investments	14,164,106	46,911,611	9,714,970
Total accumulated earnings	$12,962,662	$48,666,971	$11,223,788

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

As of March 31, 2026, the Small Cap Fund had short-term loss carryforwards of $2,589,924. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended March 31, 2026, none of the Funds utilized capital loss carryforwards.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting

22

Dean Funds
Notes to the Financial Statements (continued)
March 31, 2026

period. For the fiscal year March 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund were immaterial.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

23

Report of Independent Registered Public Accounting Firm

To the Shareholders of Dean Funds and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dean Funds, comprising the funds listed below (the “Funds”), each a series of Unified Series Trust as of March 31, 2026, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Dean Mid Cap Value Fund Dean Small Cap Value Fund	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023 and 2022
Dean Equity Income Fund	For the year ended March 31, 2026	For the year ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024 and the period from November 22, 2022 (commencement of operations) through March 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

24

Report of Independent Registered Public Accounting Firm (continued)

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 29, 2026

25

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Small Cap Fund	Mid Cap Fund	Equity Income Fund
86%	100%	100%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Small Cap Fund	Mid Cap Fund	Equity Income Fund
—	—	—

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2026 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

Small Cap Fund	Mid Cap Fund	Equity Income Fund
100%	100%	100%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Small Cap Fund	Mid Cap Fund	Equity Income Fund
$2,555,888	$11,113,768	$1,017,537

26

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Dean Mid Cap Value Fund (the “Mid Cap Fund”), the Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Equity Income Fund (the “Equity Income Fund”) (together the “Funds” and each, a “Fund”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Funds and, as required by law, has considered the renewal of the Funds’ management agreements with their investment adviser, Dean Investment Associates, LLC (“DIA”) and sub-advisory agreements between DIA and Dean Capital Management, LLC (“DCM”).

At the Trustees’ quarterly meeting held in November 2025, the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust, DIA or DCM (the “Independent Trustees”), approved the renewal of the management agreements between the Trust and DIA, and sub-advisory agreements between DIA and DCM for an additional year. The Trustees’ renewal of each Fund’s management agreement and sub-advisory agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees examined information regarding the nature, extent, and quality of services that DIA and DCM (collectively, “Dean”) provide to the Funds including a continuous investment program, adhering to investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Trustees considered the qualifications and experience of DCM’s portfolio managers who were responsible for the day-to-day management of the Funds’ portfolios, as well as the qualifications and experience of the other individuals at Dean who provided services to the Funds. The Board agreed that Dean was very responsive to the Board and clearly articulated the services provided to the Funds. The Trustees reviewed the services provided by DIA in its oversight of DCM, noting the affiliation between the two investment advisers. The Trustees agreed that the work of DIA was not duplicative of DCM and that each is responsible for a significant amount of work on behalf of the Funds. The Board discussed that Dean was disciplined in the implementation of its investment programs and expressed their appreciation of Dean’s continued devotion of its resources to the compliance and operation of the firm. The Board concluded that it could expect DIA and DCM to continue providing high quality service to the Funds and their shareholders.

27

Additional Information (Unaudited) (continued)

(ii) Fund Performance. The Trustees reviewed and discussed the Funds’ performance over various periods ended September 30, 2025. The Board noted each Fund performed comparably to Dean’s separately managed accounts with similar investment strategies, considering differences in fees and methods of calculating performance.

Equity Income Fund. The Trustees noted that the Fund underperformed its peer group, Morningstar category and benchmarks for the one-year and since inception periods. The Board considered that the Fund’s investment style had been out of favor over the past few years but recognized Dean’s commitment to the investment strategy over the long-term. The Board recalled Dean’s discussion about how the Fund’s particular dividend focus impacted its performance relative to that of its peers. The Board concluded that Dean should be afforded additional time to manage the Fund over a full market cycle.

Mid Cap Fund. The Board observed that the Fund outperformed the Russell Mid Cap Value Index, its peer group, and Morningstar category over the one-year, five-year, and ten-year periods and underperformed the Russell 3000 Index over the same periods. The Board also noted that the Fund underperformed its Morningstar category, the Russell Mid Cap Value Index, and the Russell 3000 Index over the since inception period. The Board acknowledged Dean’s position that the Fund underperformed the Russell 3000 Index due to the benchmark’s significant exposure to the information technology sector and heavy weighting to large capitalization stocks, which outperformed mid-capitalization stocks held by the Fund. The Trustees considered the Funds’ performance to be satisfactory.

Small Cap Fund. The Board noted that the Fund underperformed its peer group, Morningstar category and benchmarks across all periods. The Board discussed Dean’s explanation for underperformance relative to the benchmarks, mainly that its focus on stocks with smaller market capitalizations and stronger value characteristics significantly underperformed the broader market. The Board also recalled Dean’s statement that returns over the past few years had a dramatic impact on the Fund’s performance over the long term. The Board concluded that Dean should be given the opportunity to continue to seek positive performance for shareholders.

(iii) Fee Rate and Profitability. Equity Income Fund. The Board considered that the Fund’s management fee and net expense ratio were lower than the averages and medians of Morningstar category and peer group. The Board noted the management fee for the Fund was below the management fee charged by DIA for separately managed accounts. The Board recounted that DIA had an expense limitation agreement in place with respect to the Fund.

Mid Cap Fund. The Board discussed that the Fund’s management fee and net expense ratio were higher than the averages and medians of Morningstar category. The Board also noted that the Fund’s management fee and net expense ratio were both equal to the median of its peer group, and that the net expense ratio was below the peer group average but the management fee was higher than the peer group average. The Board noted the management fee for the Fund was below the management fee charged by DIA for separately managed accounts. The Board acknowledged DIA’s position that most of the funds in its peer group were part of large organizations with much greater economies of scale. The Board also considered that DIA had an expense limitation agreement in place.

28

Additional Information (Unaudited) (continued)

Small Cap Fund. The Board acknowledged that the Fund’s management fee and net expense ratio were higher than the averages and medians of its Morningstar category and peer group. The Board noted the management fee was equal to the lowest management fee in a sliding fee scale that DIA charges for separately managed accounts. The Board acknowledged DIA’s position that most of the funds in its peer group were part of large organizations with much greater economies of scale. The Board considered that DIA had an expense limitation agreement in place.

For each Fund, the Board reviewed the fee split and allocation of responsibilities between DIA and DCM, noting that DCM received the sub-advisory fee from DIA and not the applicable Fund. The Board also compared the sub-advisory fees to DCMs’ fees for other similar accounts, noting that the sub-advisory fee paid by DIA to DCM was at or below the lowest fee charged by DCM for separately managed accounts. The Board concluded that the sub-advisory fees were not unreasonable.

The Trustees also considered profitability analyses prepared by DIA and DCM for their management of each Fund. The Board acknowledged that DIA was managing Equity Income Fund at a loss and concluded, therefore, that excessive profitability was not an issue with respect to Equity Income Fund at this time. The Board noted that DIA was earning a profit as a result of managing the Small Cap Fund and Mid Cap Fund and considered DIA’s position that the profits were reasonable given the regulatory, operational, and reputation risks associated with managing the Funds.

The Board reviewed DCM’s profitability analysis in connection with the sub-advisory services provided to the Funds and considered the profit levels in both actual dollars and as a percentage of revenue. The Board considered DCM’s justifications for its profitability with respect to the Funds.

The Trustees also considered other potential benefits that DIA or DCM may receive in connection with its management of the Funds, including DIA’s use of credits provided by Bloomberg Tradebook. After considering the above information, the Trustees concluded that the management fee and sub-advisory fee for each Fund were not unreasonable, and any profits earned in connection with managing the Funds were not excessive.

(iv) Economies of Scale. In determining the reasonableness of the management fee and sub-advisory fee for each Fund, the Trustees also considered whether DIA and/or DCM had realized economies of scale. The Trustees determined that, in light of the size of the Funds and DIA’s and DCM’s levels of profitability in managing the Funds, it does not appear that DIA or DCM had benefitted from economies of scale in managing the Funds to such an extent that breakpoints should be implemented at this time. The Board agreed that it would continue to monitor for opportunities to implement breakpoints as each Fund’s size increased significantly. The Board concluded that based on each Fund’s current asset size, the absence of breakpoints was acceptable at this time.

29

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable

(a)(3) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	6/4/2026

By	/s/ Kevin M. Traegner
Kevin M. Traegner, Principal Financial Officer

Date	6/4/2026